UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Bond Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 1.2%
Bombardier Inc., 7.500%, 3–15–18 (A)	$13,350	$14,868
Honeywell International Inc., 5.000%, 2–15–19	5,000	5,942

		20,810

Apparel Retail – 1.0%
Limited Brands, Inc.: 8.500%, 6–15–19	3,000	3,660
7.000%, 5–1–20	10,676	12,277
5.625%, 2–15–22	1,710	1,860

		17,797

Apparel, Accessories & Luxury Goods – 0.4%
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6–29–17 (A)	7,500	7,621

Automobile Manufacturers – 1.1%
Nissan Motor Acceptance Corporation, 1.950%, 9–12–17 (A)	7,000	7,093
Volkswagen International Finance N.V., 2.375%, 3–22–17 (A)	11,160	11,491

		18,584

Biotechnology – 1.0%
Amgen Inc.: 6.150%, 6–1–18	12,500	15,181
5.700%, 2–1–19	2,000	2,416

		17,597

Brewers – 2.0%
Anheuser-Busch InBev Worldwide Inc.: 5.375%, 1–15–20	12,000	14,592
2.500%, 7–15–22	2,000	2,010
SABMiller plc, 6.500%, 7–15–18 (A)	15,000	18,631

		35,233

Broadcasting – 1.4%
CBS Corporation, 8.875%, 5–15–19	13,076	17,624
NBCUniversal Media, LLC, 5.150%, 4–30–20	5,297	6,274

		23,898

Cable & Satellite – 2.8%
Comcast Cable Communications, Inc., 8.500%, 5–1–27	5,250	7,547
Comcast Corporation, 5.150%, 3–1–20	7,000	8,290
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.: 3.500%, 3–1–16	9,000	9,533
3.800%, 3–15–22	6,500	6,698
Time Warner Inc., 4.750%, 3–29–21	12,250	14,065

		46,133

Coal & Consumable Fuels – 1.2%
Joy Global Inc., 6.000%, 11–15–16	14,350	16,467
Peabody Energy Corporation, 6.500%, 9–15–20	3,000	3,218

		19,685

Consumer Finance – 2.4%
American Express Credit Corporation, 2.750%, 9–15–15	5,000	5,242
Capital One Financial Corporation, 6.750%, 9–15–17	15,000	18,313
Ford Motor Credit Company LLC: 7.000%, 4–15–15	10,000	11,150
4.250%, 9–20–22	6,000	6,337

		41,042

Data Processing & Outsourced Services – 1.7%
Alliance Data Systems Corporation, 6.375%, 4–1–20 (A)	5,000	5,325
Fidelity National Financial, Inc., 6.600%, 5–15–17	11,430	12,880
Western Union Company (The), 3.650%, 8–22–18	10,000	10,218

		28,423

Distillers & Vintners – 1.0%
Diageo Capital plc, 5.750%, 10–23–17	13,500	16,259

Diversified Banks – 3.3%
Bank of America Corporation: 6.500%, 8–1–16	3,000	3,463
5.650%, 5–1–18	8,000	9,304
HSBC Holdings plc, 5.100%, 4–5–21	16,000	18,877
U.S. Bancorp, 4.125%, 5–24–21	10,000	11,328
Wells Fargo & Company, 3.676%, 6–15–16 (B)	11,000	11,890

		54,862

Diversified Capital Markets – 0.4%
Credit Suisse AG, 3.500%, 3–23–15	7,000	7,381

Diversified Chemicals – 1.6%
Dow Chemical Company (The), 8.550%, 5–15–19	11,207	15,119
E.I. du Pont de Nemours and Company, 5.750%, 3–15–19	9,000	10,953

		26,072

Diversified Metals & Mining – 0.9%
Rio Tinto Finance (USA) Limited, 3.750%, 9–20–21	13,500	14,420

Drug Retail – 0.4%
Walgreen Co., 3.100%, 9–15–22	7,000	7,052

Education Services – 0.2%
Trustees of Princeton University (The), 4.950%, 3–1–19	3,000	3,574

Electric Utilities – 2.1%
Detroit Edison Company (The), 3.900%, 6–1–21	11,625	12,983
NextEra Energy Capital Holdings, Inc., 7.875%, 12–15–15	10,000	11,931
PacifiCorp, 2.950%, 2–1–22	11,000	11,482

		36,396

Electrical Components & Equipment – 0.2%
Emerson Electric Co., 4.875%, 10–15–19	2,500	2,991

Electronic Manufacturing Services – 1.0%
Jabil Circuit, Inc.: 8.250%, 3–15–18	9,350	11,360
5.625%, 12–15–20	5,480	6,083

		17,443

Environmental & Facilities Services – 1.9%
Republic Services, Inc., 4.750%, 5–15–23	15,000	17,023
Waste Management, Inc., 4.600%, 3–1–21	13,299	15,055

		32,078

Fertilizers & Agricultural Chemicals – 0.3%
Potash Corporation of Saskatchewan Inc.,
3.250%, 12–1–17	4,500	4,922

Forest Products – 1.0%
Georgia-Pacific, LLC,
5.400%, 11–1–20 (A)	14,000	16,640

Health Care Services – 2.1%
Aristotle Holding, Inc.,
3.500%, 11–15–16 (A)	4,975	5,318
Medco Health Solutions, Inc.:
7.125%, 3–15–18	9,000	11,214
4.125%, 9–15–20	5,500	6,005
Quest Diagnostics Incorporated,
3.200%, 4–1–16	11,000	11,599

		34,136

Health Care Supplies – 0.3%
DENTSPLY International Inc.,
4.125%, 8–15–21	5,500	5,838

Home Improvement Retail – 1.0%
Home Depot, Inc. (The),
4.400%, 4–1–21	15,000	17,673

Household Appliances – 0.1%
Controladora Mabe, S.A. de C.V.,
6.500%, 12–15–15 (A)	2,000	2,120

Household Products – 0.9%
Procter & Gamble Company (The),
8.000%, 9–1–24	10,000	14,939

Independent Finance – 0.3%
John Deere Capital Corporation,
2.800%, 1–27–23	5,000	5,110

Industrial Conglomerates – 1.5%
General Electric Capital Corporation:
5.625%, 5–1–18	13,000	15,431
2.100%, 12–11–19	5,000	5,010
Westinghouse Electric Corporation,
8.875%, 6–14–14	4,500	4,973

		25,414

Integrated Oil & Gas – 0.6%
Shell International Finance B.V.,
4.375%, 3–25–20	8,500	9,851

Integrated Telecommunication Services – 1.7%
AT&T Inc.:
1.400%, 12–1–17	12,000	11,998
5.800%, 2–15–19	1,500	1,839
Verizon Communications Inc.,
8.750%, 11–1–18	10,454	14,509

		28,346

Investment Banking & Brokerage – 1.6%
Goldman Sachs Group, Inc. (The),
5.375%, 3–15–20	13,000	14,886
Morgan Stanley,
4.100%, 1–26–15	12,450	12,975

		27,861

IT Consulting & Other Services – 0.3%
International Business Machines Corporation,
7.625%, 10–15–18	4,000	5,341

Life & Health Insurance – 0.7%
Metropolitan Life Global Funding I,
2.500%, 9–29–15 (A)	5,500	5,737
Prudential Financial, Inc.,
4.750%, 9–17–15	5,000	5,480

		11,217

Multi-Utilities – 3.0%
Dominion Resources, Inc.,
5.250%, 8–1–33	7,500	8,529

Dominion Resources, Inc., Ser B,
2.750%, 9–15–22	11,675	11,765
Duke Energy Carolinas, LLC,
4.300%, 6–15–20	3,250	3,702
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	7,000	7,744
NorthWestern Corporation,
6.340%, 4–1–19	7,000	8,677
Pacific Gas and Electric Company,
3.500%, 10–1–20	8,000	8,761

		49,178

Office Electronics – 1.0%
Xerox Corporation,
6.350%, 5–15–18	14,100	16,256

Oil & Gas Equipment & Services – 2.1%
Baker Hughes Incorporated,
3.200%, 8–15–21	3,000	3,195
Enterprise Products Operating LLC,
4.050%, 2–15–22	5,000	5,521
Halliburton Company:
6.150%, 9–15–19	7,000	8,808
6.750%, 2–1–27	4,950	6,404
Schlumberger Investment S.A. (GTD by Schlumberger Limited),
3.300%, 9–14–21 (A)	2,500	2,659
Schlumberger S.A. (GTD by Schlumberger Limited),
2.650%, 1–15–16 (A)	9,500	9,937

		36,524

Oil & Gas Exploration & Production – 1.1%
Petrohawk Energy Corporation,
7.250%, 8–15–18	16,000	18,056

Oil & Gas Storage & Transportation – 1.3%
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (A)	8,580	9,024
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	4,500	4,833
Tennessee Gas Pipeline Company,
7.000%, 3–15–27	6,000	8,123

		21,980

Other Diversified Financial Services – 1.6%
ING Bank N.V.,
4.000%, 3–15–16 (A)	7,000	7,448
JPMorgan Chase & Co.,
6.000%, 1–15–18	17,000	20,345

		27,793

Packaged Foods & Meats – 1.1%
H.J. Heinz Company,
3.125%, 9–12–21	3,500	3,653
Kraft Foods Inc.,
5.375%, 2–10–20	12,000	14,475

		18,128

Paper Products – 0.0%
Westvaco Corporation,
7.500%, 6–15–27	770	847

Pharmaceuticals – 1.6%
GlaxoSmithKline Capital Inc.,
5.650%, 5–15–18	14,000	17,046
Johnson & Johnson,
5.150%, 7–15–18	6,000	7,278
Novartis Capital Corporation,
4.400%, 4–24–20	2,000	2,331

		26,655

Property & Casualty Insurance – 0.6%
Berkshire Hathaway Inc.,
3.750%, 8–15–21	10,000	11,004

Railroads – 0.9%
Burlington Northern Santa Fe, LLC:
3.450%, 9–15–21	4,000	4,300
3.050%, 3–15–22	9,000	9,278
3.050%, 9–1–22	2,000	2,065

		15,643

Restaurants – 1.1%
YUM! Brands, Inc.,
6.250%, 3–15–18	15,810	19,213

Soft Drinks – 0.2%
Bottling Group, LLC, 5.125%, 1–15–19	2,800	3,304

Specialized Finance – 1.1%
CME Group Inc., 3.000%, 9–15–22	18,000	18,242

Specialty Chemicals – 0.8%
Lubrizol Corporation (The), 8.875%, 2–1–19	10,285	14,341

Systems Software – 1.2%
CA, Inc., 5.375%, 12–1–19	13,000	14,792
Oracle Corporation, 2.500%, 10–15–22	5,600	5,644

		20,436

Water Utilities – 0.2%
California Water Service Company, 5.875%, 5–1–19	3,000	3,587

Wireless Telecommunication Service – 2.0%
America Movil, S.A.B. de C.V., 5.000%, 3–30–20	12,000	13,950
American Tower Corporation, 5.900%, 11–1–21	14,000	16,696
Crown Castle International Corp, 5.250%, 1–15–23 (A)	2,844	3,043

		33,689

TOTAL CORPORATE DEBT SECURITIES – 62.5%		$1,059,635
(Cost: $964,555)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.4%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1, 4.719%, 1–15–38	6,000	6,184

Non-Agency REMIC/CMO – 0.5%
MASTR Adjustable Rate Mortgage Trust 2005-1, 3.456%, 3–25–35 (B)	5,573	332
Merrill Lynch Mortgage Trust 2005-CIP1, 4.949%, 7–12–38 (B)	6,000	6,309
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1, 2.768%, 2–25–34 (B)	2,336	277
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC, 2.745%, 3–25–34 (B)	3,292	310
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5, 3.142%, 5–25–34 (B)	751	6
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10, 4.500%, 9–25–18	1,710	1,761

		8,995

TOTAL MORTGAGE-BACKED SECURITIES – 0.9%		$15,179
(Cost: $25,063)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C, 5.260%, 10–1–18	3,750	4,495

New York – 0.3%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3–1–29 (A)	4,032	5,431

TOTAL MUNICIPAL BONDS – TAXABLE – 0.6%		$9,926
(Cost: $7,782)

OTHER GOVERNMENT SECURITIES
Canada – 0.8%
Province de Quebec, 7.140%, 2–27–26	9,200	13,201

Israel – 0.9%
State of Israel, 4.000%, 6–30–22	15,000	16,313

TOTAL OTHER GOVERNMENT SECURITIES – 1.7%		$29,514
(Cost: $24,247)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.2%
Federal Farm Credit Bank, 4.600%, 1–29–20	7,500	9,110
Federal National Mortgage Association, 2.000%, 3–22–17 (B)	10,500	10,521

		19,631

Mortgage-Backed Obligations – 14.7%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	3,900	4,193
5.000%, 5–15–23	3,785	4,147
5.000%, 9–15–31 (C)	883	12
2.500%, 12–15–41	16,587	17,178
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 3–1–19	628	669
4.500%, 10–1–20	2,247	2,395
5.000%, 6–1–21	948	1,021
6.000%, 7–1–22	985	1,088
5.000%, 6–1–23	5,214	5,592
4.000%, 7–1–25	6,193	6,548
4.500%, 6–15–27	3,212	3,305
4.500%, 5–15–32	8,001	8,272
5.500%, 10–1–35	1,436	1,559
4.000%, 11–15–36	4,090	4,286
4.500%, 5–15–39	1,469	1,569
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3–25–18	4,010	4,282
5.000%, 6–25–18	5,072	5,431
4.000%, 11–25–32	663	717
5.000%, 7–15–33	2,141	2,147
3.500%, 8–25–33	1,481	1,562
4.500%, 12–25–34	1,425	1,472
4.000%, 10–15–35	9,062	9,295
3.000%, 10–15–36	17,424	18,002
5.500%, 11–25–36 (C)	8,502	1,063
4.500%, 3–25–37	2,424	2,481
5.500%, 4–25–37	4,315	4,718
4.000%, 3–25–39	2,160	2,249
2.000%, 4–25–39	15,513	15,739
4.000%, 5–25–39	5,680	6,093
4.500%, 8–15–39	9,923	10,394
4.500%, 6–25–40	5,153	5,566
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.424%, 2–1–16	5,254	5,898
5.508%, 4–1–17	7,370	8,280
3.850%, 3–1–18 (C)	4,875	5,450
4.000%, 11–1–18	1,082	1,161
4.950%, 4–1–19	1,934	2,217
4.500%, 6–1–19	1,892	2,040

4.500%, 9–1–19	3,222	3,466
5.500%, 10–1–21	6,296	6,822
5.500%, 11–1–22	2,384	2,582
5.000%, 9–1–23	5,027	5,443
5.000%, 4–1–24	1,872	2,057
5.000%, 4–1–25	3,547	3,840
4.000%, 12–1–31	12,273	13,211
5.000%, 6–25–32	587	593
5.500%, 2–1–33	828	910
5.000%, 9–1–33	3,038	3,310
5.500%, 2–1–35	3,591	4,081
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7–20–40	9,067	9,369
2.000%, 3–16–42	15,692	15,944

		249,719

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 15.9%		$269,350
(Cost: $264,696)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 9.7%
United States Treasury Bonds:
8.000%, 11–15–21	8,900	13,730
4.375%, 5–15–41	20,000	25,972
3.000%, 5–15–42	20,000	20,300
United States Treasury Notes:
3.625%, 8–15–19	30,000	34,905
3.625%, 2–15–21	25,000	29,318
3.125%, 5–15–21	22,000	24,922
1.750%, 5–15–22	15,000	15,113

		164,260

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.7%		$164,260
(Cost: $149,244)

SHORT-TERM SECURITIES
Certificate Of Deposit – 0.4%
Banco del Estado de Chile:
0.220%, 1–28–13	5,000	5,000
0.270%, 3–6–13	2,000	2,000

		7,000

Commercial Paper – 6.4%
Air Products and Chemicals, Inc.:
0.150%, 1–9–13 (D)	4,000	4,000
0.130%, 1–23–13 (D)	5,000	5,000
Bank of Nova Scotia,
0.210%, 2–1–13 (D)	3,000	2,999
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.160%, 1–28–13 (D)	7,000	6,999
Campbell Soup Company,
0.240%, 2–1–13 (D)	3,781	3,780
Caterpillar Financial Services Corporation (GTD by Caterpillar Inc.),
0.190%, 3–4–13 (D)	5,000	4,998
Coca-Cola Company (The),
0.060%, 1–17–13 (D)	9,750	9,750
Corporacion Andina de Fomento,
0.190%, 2–4–13 (D)	5,000	4,999
Ecolab Inc.,
0.280%, 1–17–13 (D)	10,000	9,998
Harley-Davidson Funding Corp. (GTD by Harley-Davidson, Inc.):
0.390%, 1–9–13 (D)	5,000	5,000
0.310%, 1–18–13 (D)	4,360	4,359
John Deere Canada ULC (GTD by Deere & Company),
0.140%, 2–6–13 (D)	10,000	9,999
Kroger Co. (The),
0.400%, 1–3–13 (D)	2,000	2,000
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.150%, 1–22–13 (D)	5,000	5,000

Sonoco Products Co.,
0.000%, 1–2–13 (D)	2,729	2,729
St. Jude Medical, Inc.,
0.200%, 1–4–13 (D)	5,000	5,000
Straight-A Funding, LLC (GTD by Federal FinancingBank),
0.540%, 1–30–13 (D)	10,600	10,598
Total Capital Canada Ltd. (GTD by Total S.A.),
0.110%, 1–11–13 (D)	7,000	7,000
Wisconsin Electric Power Co.,
0.190%, 1–3–13 (D)	3,000	3,000

		107,208

Master Note – 0.0%
Toyota Motor Credit Corporation,
0.142%, 6–28–13 (E)	673	673

Municipal Obligations – Taxable – 1.1%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.100%, 1–2–13 (E)	18,755	18,755

TOTAL SHORT-TERM SECURITIES – 7.9%		$133,636
(Cost: $133,636)

TOTAL INVESTMENT SECURITIES – 99.2%		$1,681,500
(Cost: $1,569,223)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		13,521

NET ASSETS – 100.0%		$1,695,021

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $132,386 or 7.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at December 31, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$1,059,635	$—
Mortgage-Backed Securities	—	15,179	—
Municipal Bonds	—	9,926	—
Other Government Securities	—	29,514	—
United States Government Agency Obligations	—	269,350	—
United States Government Obligations	—	164,260	—
Short-Term Securities	—	133,636	—
Total	$—	$1,681,500	$—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,569,223

Gross unrealized appreciation	129,090
Gross unrealized depreciation	(16,813)
Net unrealized appreciation	$112,277

SCHEDULE OF INVESTMENTS Global Bond Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Finance – 0.8%
Banco Latinoamericano de Comercio Exterior, S.A.	307	$6,625

Diversified Chemicals – 0.6%
Dow Chemical Company (The)	150	4,850

Electric Utilities – 1.2%
PPL Corporation	228	6,518
Transmissora Alianca de Energia Eletrica S.A. (A)(B)	417	4,443

		10,961

Oil & Gas Drilling – 0.5%
Seadrill Partners LLC (A)	158	4,050

Pharmaceuticals – 1.5%
Bristol-Myers Squibb Company	134	4,358
GlaxoSmithKline plc (B)	397	8,642

		13,000

Semiconductors – 0.5%
Intel Corporation	199	4,108

Water Utilities – 0.3%
Aguas Andinas S.A. (B)	3,909	2,774

TOTAL COMMON STOCKS – 5.4%		$46,368
(Cost: $45,594)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.3%
Bombardier Inc.,
7.500%, 3–15–18 (C)	$3,900	4,344
Embraer Overseas Limited,
6.375%, 1–24–17	5,900	6,637

		10,981

Agricultural Products – 2.8%
CCL Finance Limited:
9.500%, 8–15–14 (C)	6,000	6,660
9.500%, 8–15–14	3,050	3,386
Corporacion Pesquera Inca S.A.C.,
9.000%, 2–10–17	6,835	7,279
Virgolino de Oliveira Finance Limited,
10.500%, 1–28–18 (C)	6,350	6,477

		23,802

Air Freight & Logistics – 0.0%
FedEx Corporation,
7.375%, 1–15–14	300	321

Airlines – 1.5%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20 (C)	4,600	4,071
GOL Finance:
9.250%, 7–20–20	7,550	6,606
TAM Capital 2 Inc.:
9.500%, 1–29–20	2,100	2,337

		13,014

Alternative Carriers – 0.4%
PCCW-HKT Capital No. 2 Limited,
6.000%, 7–15–13	3,750	3,836

Asset Management & Custody Banks – 1.0%
Bhira Investments Limited,
8.500%, 4–27–71	8,500	8,742

Auto Parts & Equipment – 0.3%
Schaeffler Finance B.V.,
7.750%, 2–15–17 (C)	2,500	2,775

Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation,
3.660%, 1–18–15 (D)	1,000	1,010

Brewers – 0.8%
Miller Brewing Company,
5.500%, 8–15–13	3,300	3,393
SABMiller plc,
5.700%, 1–15–14 (C)	3,000	3,155

		6,548

Broadcasting – 1.8%
Globo Comunicacoe e Participacoes S.A.:
5.307%, 5–11–17 (D)	3,250	3,543
6.250%, 12–20–49 (D)	10,311	11,187

		14,730

Coal & Consumable Fuels – 2.3%
Indo Energy Finance B.V.,
7.000%, 5–7–18 (C)	7,688	8,033
Indo Integrated Energy II B.V.,
9.750%, 11–5–16	650	709
PT Adaro Indonesia:
7.625%, 10–22–19	6,600	7,326
7.625%, 10–22–19 (C)	3,300	3,663

		19,731

Construction & Engineering – 1.9%
Larsen & Toubro Limited, Convertible,
3.500%, 10–22–14	7,400	7,852
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (C)	1,995	2,239
Odebrecht Finance Ltd.,
9.625%, 4–9–14 (C)	6,000	6,555

		16,646

Construction Materials – 0.7%
Cemex SAB de CV,
9.000%, 1–11–18 (C)	4,150	4,492
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20	1,400	1,554

		6,046

Consumer Finance – 2.4%
Banco BMG S.A.:
9.150%, 1–15–16	1,600	1,568
9.150%, 1–15–16 (C)	400	392
Banco Latinoamericano de Comercio Exterior, S.A.,
3.750%, 4–4–17 (C)	13,200	13,510
SLM Corporation,
3.712%, 4–1–14 (D)	2,500	2,492
VEB Finance Limited,
5.375%, 2–13–17 (C)	2,125	2,327

		20,289

Distillers & Vintners – 0.7%
Diageo Capital plc,
5.200%, 1–30–13	5,000	5,018
Diageo Finance B.V.,
5.500%, 4–1–13	1,000	1,013

		6,031

Diversified Banks – 8.1%
Banco Bradesco S.A.,
4.125%, 5–16–16 (C)	6,800	7,171
Banco Cruzeiro do Sul S.A.,
8.500%, 2–20–15 (C)(E)	7,500	1,549
Banco de Bogota S.A.,
5.000%, 1–15–17 (C)	1,400	1,509

Banco de Credito del Peru,
4.750%, 3–16–16 (C)	8,000	8,440
Banco Santander Brasil, S.A.,
4.500%, 4–6–15 (C)	2,250	2,329
Banco Santander Chile, S.A.,
6.500%, 9–22–20 (F)	CLP4,454,000	9,303
Bancolombia S.A.,
4.250%, 1–12–16	$6,650	6,949
Hongkong and Shanghai Banking Corporation (The),
5.000%, 8–29–49 (D)	2,500	2,500
ICICI Bank Limited,
4.750%, 11–25–16 (C)	2,500	2,620
SB Capital S.A.,
5.499%, 7–7–15	2,000	2,162
Sberbank Rossii OAO,
6.480%, 5–15–13	3,600	3,641
State Bank of India,
4.500%, 10–23–14	3,950	4,103
VTB Capital S.A.,
6.000%, 4–12–17 (C)	16,645	17,993

		70,269

Diversified Chemicals – 0.1%
Dow Chemical Company (The),
7.600%, 5–15–14	408	445

Diversified Metals & Mining – 3.5%
Anglo American Capital plc,
9.375%, 4–8–14 (C)	5,000	5,497
Glencore Funding LLC,
6.000%, 4–15–14 (C)	5,970	6,305
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	6,750	7,464
Southern Peru Copper Corporation,
6.375%, 7–27–15 (C)	1,375	1,526
Suzano Trading Ltd,
5.875%, 1–23–21 (C)	5,750	5,980
Vedanta Resources plc:
8.750%, 1–15–14	2,000	2,100
8.750%, 1–15–14	1,650	1,733

		30,605

Electric Utilities – 4.3%
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
9.750%, 8–15–21 (C)	5,445	1,960
Emgesa S.A. E.S.P.,
8.750%, 1–25–21 (F)	COP2,610,000	1,731
Empresa Distribuidora y Comercializadora Norte S.A.,
9.750%, 10–25–22 (C)	$3,410	1,500
ENEL Finance International S.A.,
3.875%, 10–7–14 (C)	2,500	2,574
Korea Southern Power Co., Ltd.,
5.375%, 4–18–13 (C)	2,000	2,023
Listrindo Capital B.V.,
6.950%, 2–21–19 (C)	9,200	10,261
Majapahit Holding B.V.,
7.750%, 10–17–16	3,900	4,612
PPL Energy Supply, LLC,
6.300%, 7–15–13	700	721
Rural Electrification Corporation Limited,
4.250%, 1–25–16	4,300	4,426
RusHydro Finance Limited,
7.875%, 10–28–15 (F)	RUB212,800	6,944
Tata Electric Companies,
8.500%, 8–19–17	$200	219

		36,971

Food Distributors – 1.4%
Olam International Limited:
5.750%, 9–20–17	3,300	3,075
7.500%, 8–12–20	9,150	8,646

		11,721

Gas Utilities – 0.4%
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (C)	2,000	1,660
7.875%, 5–14–17	1,950	1,619

		3,279

Homebuilding – 1.7%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	7,161	7,250
URBI, Desarrollos Urbanos, S.A. de C.V.:
8.500%, 4–19–16	2,900	2,856
8.500%, 4–19–16 (C)	2,500	2,463
URBI, Desarrollos Urbanos, S.A.B. de C.V.,
9.750%, 2–3–22 (C)	2,200	2,085

		14,654

Household Appliances – 1.0%
Controladora Mabe, S.A. de C.V.:
6.500%, 12–15–15	4,400	4,664
6.500%, 12–15–15 (C)	4,100	4,346

		9,010

Independent Power Producers & Energy Traders – 1.8%
China Resources Power Holdings Company Limited,
3.750%, 8–3–15	8,650	8,991
Empresa Nacional de Electricidad S.A.,
8.350%, 8–1–13	3,000	3,115
TransAlta Corporation,
5.750%, 12–15–13	3,500	3,645

		15,751

Industrial Machinery – 0.3%
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8–15–13	2,125	2,196

Integrated Oil & Gas – 0.5%
Cenovus Energy Inc.,
4.500%, 9–15–14	2,000	2,122
Gazprom International S.A.,
7.201%, 2–1–20	2,079	2,329

		4,451

Investment Banking & Brokerage – 0.6%
Morgan Stanley:
4.160%, 5–1–14 (D)	1,000	1,020
0.750%, 2–11–16 (D)(F)	CNY27,700	4,112

		5,132

IT Consulting & Other Services – 0.6%
iGATE Corporation,
9.000%, 5–1–16	$4,400	4,769

Marine – 2.0%
PB Issuer (No. 2) Limited, Convertible,
1.750%, 4–12–16	9,200	9,007
SCF Capital Limited:
5.375%, 10–27–17 (C)	4,000	4,095
5.375%, 10–27–17	3,925	4,018

		17,120

Multi-Utilities – 1.3%
Abu Dhabi National Energy Company PJSC,
6.600%, 8–1–13	2,000	2,063
Black Hills Corporation,
9.000%, 5–15–14	4,800	5,285
Veolia Environment,
5.250%, 6–3–13	4,000	4,062

		11,410

Oil & Gas Drilling – 2.6%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (C)	3,094	3,226
Noble Group Limited:
8.500%, 5–30–13 (C)	6,900	7,056
4.875%, 8–5–15	700	722
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (C)	5,308	5,587
5.250%, 7–30–18	1,111	1,169
Schahin II Finance Company (SPV) Limited,
5.875%, 9–25–22 (C)	4,300	4,590

		22,350

Oil & Gas Exploration & Production – 4.2%
Anadarko Petroleum Corporation, 5.750%, 6–15–14	1,000	1,064
Essar Energy Investment Limited, Convertible, 4.250%, 2–1–16	13,500	9,727
Novatek Finance Limited, 5.326%, 2–3–16 (C)	8,200	8,784
Pacific Rubiales Energy Corp., 8.750%, 11–10–16 (C)	7,933	8,786
Pan American Energy LLC: 7.875%, 5–7–21 (C)	4,000	3,450
7.875%, 5–7–21	1,650	1,423
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.500%, 9–30–14 (C)	3,000	3,230

		36,464

Oil & Gas Storage & Transportation – 3.7%
DCP Midstream, LLC, 9.700%, 12–1–13 (C)	5,000	5,386
Empresas Publicas de Medellin E.S.P., 8.375%, 2–1–21 (F)	COP11,150,000	7,290
Maritimes & Northeast Pipeline, L.L.C., 7.500%, 5–31–14 (C)	$5,577	5,866
Midcontinent Express Pipeline LLC, 5.450%, 9–15–14	3,500	3,667
Plains All American Pipeline, L.P., and PAA Finance Corp., 5.625%, 12–15–13	400	419
Sunoco Logistics Partners Operations L.P., 8.750%, 2–15–14	2,500	2,685
TransCapital Limited:
7.700%, 8–7–13	2,800	2,919
5.670%, 3–5–14 (C)	3,100	3,240

		31,472

Packaged Foods & Meats – 3.2%
BFF International Limited, 7.250%, 1–28–20 (C)	7,900	9,400
Bunge Limited Finance Corp., 5.350%, 4–15–14	3,550	3,736
Cadbury Schweppes US Finance LLC, 5.125%, 10–1–13 (C)	6,000	6,175
JBS Finance II Ltd., 8.250%, 1–29–18 (C)	6,300	6,677
JBS USA LLC and JBS USA Finance, Inc., 11.625%, 5–1–14	2,100	2,347

		28,335

Paper Products – 2.4%
Fibria Overseas Finance Ltd.:
7.500%, 5–4–20 (C)	3,589	3,984
6.750%, 3–3–21 (C)	1,800	1,994
International Paper Company, 7.400%, 6–15–14	5,350	5,794
Inversiones CMPC S.A., 4.750%, 1–19–18 (C)	6,600	6,955
IRSA Inversiones y Representaciones S.A., 8.500%, 2–2–17	2,000	1,785

		20,512

Precious Metals & Minerals – 0.5%
ALROSA Finance S.A., 8.875%, 11–17–14	4,000	4,420

Publishing – 0.6%
Pearson Dollar Finance Two plc:
5.500%, 5–6–13 (C)	3,000	3,045
5.500%, 5–6–13	2,000	2,030

		5,075

Restaurants – 1.1%
Arcos Dorados B.V., 7.500%, 10–1–19 (C)	1,575	1,717
Arcos Dorados Holdings, Inc., 10.250%, 7–13–16 (F)	BRL14,475	7,515

		9,232

Steel – 2.3%
ArcelorMittal:
5.375%, 6–1–13	3,825		3,863
9.500%, 2–15–15	2,250		2,504
Evraz Group S.A.:
8.875%, 4–24–13 (C)	4,000		4,078
8.875%, 4–24–13	3,400		3,466
Steel Capital S.A.,
6.250%, 7–26–16 (C)	5,400		5,756

			19,667

Tobacco – 0.2%
B.A.T. International Finance plc,
8.125%, 11–15–13 (C)	1,500		1,591

Trading Companies & Distributors – 0.6%
CITIC Resources Finance (2007) Limited,
6.750%, 5–15–14 (C)	4,625		4,856

Wireless Telecommunication Service – 1.6%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14	3,000		3,163
3.625%, 3–30–15	2,000		2,120
Indosat Palapa Company B.V.,
7.375%, 7–29–20 (C)	750		848
Vimpel-Communications,
6.493%, 2–2–16 (C)	4,550		4,902
VIP Finance Ireland Limited,
8.375%, 4–30–13 (C)	2,000		2,040

			13,073

TOTAL CORPORATE DEBT SECURITIES – 68.6%			$589,332
(Cost: $578,194)

OTHER GOVERNMENT SECURITIES
Argentina – 1.1%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20	304		269
Compania Latinoamericana de Infraestructura & Servicios S.A.,
9.500%, 12–15–16	2,985		1,851
Province of Buenos Aires (The),
11.750%, 10–5–15	8,750		7,503

			9,623

Brazil – 1.0%
OI S.A.,
9.750%, 9–15–16 (F)	BRL16,500		8,462

Ireland – 0.3%
Russian Railways via RZD Capital Ltd,
8.300%, 4–2–19 (F)	RUB68,000		2,309

Supranational – 0.7%
Central American Bank for Economic Integration,
3.875%, 2–9–17 (C)	$5,300		5,630

Venezuela – 2.0%
Corporacion Andina de Fomento,
3.750%, 1–15–16	16,810		17,735

TOTAL OTHER GOVERNMENT SECURITIES – 5.1%			$43,759
(Cost: $44,699)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.8%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
4.000%, 5–15–24	1,174		1,242
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.500%, 8–15–17 (G)	—	*	—	*

5.000%, 5–15–18 (G)	358	27
5.000%, 4–15–19 (G)	28	1
5.500%, 3–15–23 (G)	34	3
5.000%, 8–15–23 (G)	8	—	*
5.500%, 10–15–25 (G)	499	63
5.500%, 10–15–32 (G)	439	11
5.500%, 1–15–33 (G)	205	25
5.500%, 5–15–33 (G)	964	143
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–35	2,015	2,166
4.000%, 11–15–36	1,423	1,491
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1–25–19	1,005	1,048
5.000%, 6–25–22 (G)	1,706	69
5.500%, 6–25–23 (G)	48	6
4.000%, 7–15–23 (G)	7,592	312
5.000%, 8–25–23 (G)	43	—	*
4.000%, 12–15–23 (G)	2,483	124
4.000%, 2–15–24 (G)	740	36
4.000%, 4–15–24 (G)	2,021	116
4.000%, 9–25–24	1,046	1,093
5.000%, 8–15–31 (G)	156	2
5.500%, 12–25–33 (G)	1,257	98
5.000%, 2–25–35	443	445
5.500%, 8–25–35 (G)	575	113
5.500%, 11–25–36 (G)	1,148	144
6.500%, 7–15–37 (G)	893	186
3.500%, 9–25–39	1,127	1,190
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 11–1–22	967	1,048
5.000%, 8–1–23	879	952
5.000%, 7–1–34	1,036	1,127
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 10–20–32 (G)	385	26
7.000%, 5–20–33 (G)	1,017	285
5.500%, 7–16–33 (G)	450	102
5.000%, 7–20–33 (G)	560	29
5.500%, 11–20–33 (G)	99	6
5.500%, 6–20–35 (G)	115	17
5.500%, 7–20–35 (G)	76	1
5.500%, 10–16–35 (G)	281	43
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6–15–23	1,758	1,918

		15,708

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.8%		$15,708
(Cost: $20,325)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 14.3%
United States Treasury Notes:
1.375%, 2–15–13	10,000	10,015
0.750%, 8–15–13	7,850	7,879
1.750%, 7–31–15	35,810	37,117
2.375%, 7–31–17	7,100	7,654
3.500%, 5–15–20	7,810	9,061
2.625%, 11–15–20	17,000	18,640
2.125%, 8–15–21	12,700	13,339
1.750%, 5–15–22	19,250	19,395

		123,100

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.3%		$123,100
(Cost: $118,209)

SHORT-TERM SECURITIES
Certificate Of Deposit – 0.3%
Banco del Estado de Chile,
0.270%, 3–6–13	3,000	3,000

Commercial Paper – 2.1%
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.160%, 1–23–13 (H)	5,000	4,999
Becton Dickinson & Co.,
0.280%, 1–30–13 (H)	2,000	2,000
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc):
0.170%, 1–4–13 (H)	6,000	5,999
0.140%, 1–17–13 (H)	1,500	1,500
John Deere Canada ULC (GTD by Deere & Company),
0.140%, 2–6–13 (H)	3,250	3,250

		17,748

Master Note – 0.8%
Toyota Motor Credit Corporation,
0.142%, 6–28–13 (I)	6,930	6,930

TOTAL SHORT-TERM SECURITIES – 3.2%		$27,678
(Cost: $27,678)

TOTAL INVESTMENT SECURITIES – 98.4%		$845,945
(Cost: $834,699)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.6%		13,914

NET ASSETS – 100.0%		$859,859

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $291,428 or 33.9% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, CNY - Chinese Yuan Renminbi, COP - Columbian Peso and RUB - Russian Ruble).

(G)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(H)	Rate shown is the yield to maturity at December 31, 2012.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	Barclays Capital, Inc.	5,586	9-12-13	$—	$155

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$34,952	$11,416	$—
Corporate Debt Securities	—	579,494	9,838
Other Government Securities	—	43,759	—
United States Government Agency Obligations	—	15,708	—
United States Government Obligations	—	123,100	—
Short-Term Securities	—	27,678	—
Total	$34,952	$801,155	$9,838
Liabilities
Forward Foreign Currency Contracts	$—	$155	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 10-1-12	$7,288
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	258
Purchases	—
Sales	(208)
Transfers into Level 3 during the period	2,500
Transfers out of Level 3 during the period	—
Ending Balance 12-31-12	$9,838
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-12	$258

During the period ended December 31, 2012, securities totaling $11,416 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2012.

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 12-31-12	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$9,838	Third-party vendor pricing service	Vendor quotes

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$834,699

Gross unrealized appreciation	37,228
Gross unrealized depreciation	(25,982)
Net unrealized appreciation	$11,246

SCHEDULE OF INVESTMENTS Government Securities Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 34.6%
Federal Farm Credit Bank:
5.250%, 1–6–16	$6,000	$6,854
2.625%, 3–26–21	10,500	11,332
3.020%, 7–24–31	10,000	10,176
Federal Home Loan Bank:
5.625%, 6–9–17	10,000	12,053
4.500%, 9–13–19	8,000	9,640
3.625%, 3–12–21	10,000	11,651
5.000%, 4–7–21	5,000	5,311
3.500%, 7–29–21	13,000	14,756
2.500%, 6–20–22	6,575	6,599
Federal Home Loan Mortgage Corporation:
1.200%, 8–8–18	7,000	7,025
5.400%, 3–17–21	9,500	10,952
Federal National Mortgage Association:
2.000%, 6–14–16	10,000	9,814
2.000%, 3–22–17 (A)	5,550	5,561
2.000%, 5–24–17	5,000	5,007
2.125%, 10–26–18	5,000	5,046
3.000%, 11–14–18	5,000	5,112
2.700%, 3–28–22	12,250	12,309
Overseas Private Investment Corporation,
5.142%, 12–15–23	6,953	8,119
Private Export Funding Corporation,
4.375%, 3–15–19	10,000	11,925

		169,242

Mortgage-Backed Obligations – 31.5%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
5.000%, 9–15–34	1,114	1,156
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 4–15–18	3,950	4,346
5.000%, 5–15–19	3,900	4,193
5.000%, 5–15–23	5,506	6,032
5.000%, 9–15–31 (B)	294	4
2.500%, 12–15–41	5,068	5,248
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–20	1,405	1,497
6.000%, 7–1–22	788	870
5.000%, 6–1–23	1,310	1,404
4.000%, 7–1–25	3,074	3,251
4.500%, 6–15–27	1,606	1,653
4.500%, 5–1–31	4,788	5,265
4.500%, 5–15–32	3,617	3,739
4.000%, 11–15–36	1,937	2,030
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3–25–18	3,303	3,526
5.000%, 6–25–18	4,509	4,828
3.500%, 8–25–33	1,563	1,648
4.000%, 10–15–35	3,616	3,710
3.000%, 10–15–36	8,712	9,001
4.500%, 3–25–37	974	997
4.500%, 9–15–37	2,903	2,996
4.000%, 3–25–39	960	1,000
2.000%, 4–25–39	5,891	5,977
4.000%, 5–25–39	1,775	1,904
4.500%, 8–15–39	3,958	4,146
3.000%, 11–25–39	2,243	2,310
4.500%, 6–25–40	2,576	2,783
2.500%, 9–20–40	9,133	9,482

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	8,150	8,780
2.580%, 5–1–19	7,000	7,468
4.500%, 6–1–19	788	850
4.500%, 9–1–19	1,611	1,733
5.380%, 11–1–20	2,712	2,932
5.500%, 10–1–21	2,737	2,966
5.000%, 9–1–22	3,385	3,678
5.500%, 11–1–22	1,075	1,164
5.000%, 3–1–23	1,837	1,992
3.500%, 8–1–26	5,602	6,041
4.000%, 12–1–31	4,383	4,718
5.000%, 6–25–32	951	961
5.500%, 2–1–33	414	455
5.500%, 12–1–34	2,048	2,241
6.000%, 4–1–39	3,412	3,728
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	1,895	2,051
2.000%, 3–16–42	5,538	5,627
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-3 Class G,
6.000%, 2–15–30	1,240	1,296

		153,677

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 66.1%		$322,919
(Cost: $311,620)

UNITED STATES GOVERNMENT OBLIGATIONS
Agency Obligations – 1.7%
Freddie Mac,
2.000%, 5–21–20	8,200	8,353

Treasury Obligations – 16.2%
United States Treasury Bonds:
9.000%, 11–15–18	10,000	14,653
4.375%, 5–15–41	10,000	12,986
United States Treasury Notes:
3.625%, 8–15–19	15,000	17,453
3.125%, 5–15–21	30,000	33,984

		79,076

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 17.9%		$87,429
(Cost: $77,201)

SHORT-TERM SECURITIES
Commercial Paper – 13.9%
Fannie Mae Discount Notes,
0.020%, 1–16–13 (C)	12,750	12,750
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.180%, 1–7–13 (C)	5,500	5,500
0.180%, 1–8–13 (C)	8,600	8,600
0.170%, 1–17–13 (C)	1,400	1,400
0.130%, 1–18–13 (C)	1,900	1,900
0.150%, 1–24–13 (C)	6,365	6,364
0.170%, 1–28–13 (C)	6,600	6,599
0.540%, 1–30–13 (C)	12,231	12,229
0.170%, 1–31–13 (C)	3,400	3,399
0.180%, 2–19–13 (C)	4,000	3,999
0.190%, 3–5–13 (C)	2,000	1,999
0.190%, 3–19–13 (C)	3,000	2,999

		67,738

Treasury Bills – 1.1%
United States Treasury Bills, 0.130%, 6–27–13	5,380	5,377

United States Government Agency Obligations – 0.8%
Overseas Private Investment Corporation (GTD by United States Government):
0.170%, 1–2–13 (D)	1,500	1,500
0.170%, 1–2–13 (D)	1,352	1,352
0.170%, 1–2–13 (D)	1,000	1,000

		3,852

TOTAL SHORT-TERM SECURITIES – 15.8%		$76,967
(Cost: $76,967)

TOTAL INVESTMENT SECURITIES – 99.8%		$487,315
(Cost: $465,788)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		832

NET ASSETS – 100.0%		$488,147

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(B)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(C)	Rate shown is the yield to maturity at December 31, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$322,919	$—
United States Government Obligations	—	87,429	—
Short-Term Securities	—	76,967	—
Total	$—	$487,315	$—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$465,788

Gross unrealized appreciation	22,005
Gross unrealized depreciation	(478)
Net unrealized appreciation	$21,527

SCHEDULE OF INVESTMENTS High Income Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming – 0.0%
Pinnacle Entertainment, Inc. (A)	52	$815

Food Retail – 0.1%
Roundy’s Supermarkets, Inc.	469	2,087

Gas Utilities – 0.0%
Suburban Propane Partners, L.P.	19	722

Integrated Telecommunication Services – 0.5%
CenturyLink, Inc.	205	8,036

Oil & Gas Storage & Transportation – 0.2%
Inergy, L.P.	172	3,130

Railroads – 0.2%
Kansas City Southern (B)	45	3,724

TOTAL COMMON STOCKS – 1.0%		$18,514
(Cost: $18,893)

PREFERRED STOCKS
Consumer Finance – 0.4%
Ally Financial Inc., 8.125%	128	3,411
Ally Financial Inc., 8.500%	102	2,689

		6,100

Trucking – 0.0%
Swift Services Holdings, Inc., 6.000% Cumulative (C)	105	949

TOTAL PREFERRED STOCKS – 0.4%		$7,049
(Cost: $6,734)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (D)	7	204

TOTAL WARRANTS – 0.0%		$204
(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.2%
Silver II Borrower SCA and Silver II US Holdings,
7.750%, 12–15–20 (C)	$3,164	3,275

Agricultural Products – 0.9%
American Seafoods Group LLC,
10.750%, 5–15–16 (C)	7,692	7,884
ASG Consolidated LLC,
15.000%, 5–15–17 (C)(E)	9,793	8,912

		16,796

Alternative Carriers – 2.1%
Level 3 Communications, Inc.:
11.875%, 2–1–19	13,753	15,851
8.875%, 6–1–19 (C)	2,466	2,626
Level 3 Communications, Inc. and Level 3 Financing, Inc.,
7.000%, 6–1–20 (C)	6,423	6,712
Level 3 Financing, Inc.:
8.125%, 7–1–19	11,734	12,790
8.625%, 7–15–20	1,962	2,178

		40,157

Apparel Retail – 0.4%
J.Crew Group, Inc.,
8.125%, 3–1–19	7,517	7,949

Apparel, Accessories & Luxury Goods – 0.3%
Liz Claiborne, Inc.,
10.500%, 4–15–19 (C)	5,637	6,243

Auto Parts & Equipment – 2.2%
Affinia Group Inc.,
10.750%, 8–15–16 (C)	46	50
Exide Technologies,
8.625%, 2–1–18	4,921	4,171
IDQ Acquisition Corp.,
14.000%, 10–1–17 (C)(E)	8,407	8,491
IDQ Holdings, Inc.,
11.500%, 4–1–17 (C)	15,337	16,526
Schaeffler Finance B.V.:
7.750%, 2–15–17 (C)	3,684	4,089
8.500%, 2–15–19 (C)	7,213	8,150

		41,477

Automotive Manufacturers – 0.4%
Chrysler Group LLC and CG:
8.000%, 6–15–19	1,525	1,662
8.250%, 6–15–21	5,568	6,125

		7,787

Automotive Retail – 1.1%
Asbury Automotive Group, Inc.,
8.375%, 11–15–20	12,939	14,362
Sonic Automotive, Inc.:
9.000%, 3–15–18	1,525	1,674
7.000%, 7–15–22 (C)	4,748	5,199

		21,235

Biotechnology – 0.7%
VWR Funding, Inc.,
7.250%, 9–15–17 (C)	12,352	12,970

Broadcasting – 1.2%
Cumulus Media Inc.,
7.750%, 5–1–19	14,630	14,373
Harron Communications, L.P. and Harron Finance Corporation,
9.125%, 4–1–20 (C)	500	548
LIN Television Corporation,
6.375%, 1–15–21 (C)	7,233	7,595

		22,516

Building Products – 2.7%
Ainsworth Lumber Co. Ltd.,
7.500%, 12–15–17 (C)	2,097	2,197
HD Supply, Inc.:
11.000%, 4–15–20 (C)	8,301	9,795
11.500%, 7–15–20 (C)	12,791	14,405
Isabelle Acquisition Sub Inc.,
10.000%, 11–15–18 (C)(E)	13,491	14,637
Ply Gem Industries, Inc.,
8.250%, 2–15–18 (C)	10,488	10,908

		51,942

Cable & Satellite – 2.0%
Cablevision Systems Corporation,
5.875%, 9–15–22	11,820	11,835
Cequel Communications Holdings I, LLC and Cequel Capital Corporation,
6.375%, 9–15–20 (C)	1,046	1,089
Nara Cable Funding Limited,
8.875%, 12–1–18 (C)	1,662	1,691
Univision Communications Inc.,
6.750%, 9–15–22 (C)	4,316	4,456

WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (C)	3,178	3,289
WideOpenWest Finance LLC and WideOpenWest CapitalCorp.:
10.250%, 7–15–19 (C)	9,311	9,893
13.375%, 10–15–19 (C)	6,625	7,006

		39,259

Casinos & Gaming – 0.4%
MGM Mirage,
11.375%, 3–1–18	3,400	4,114
MGM Resorts International,
10.000%, 11–1–16	3,440	3,982

		8,096

Coal & Consumable Fuels – 0.3%
Arch Coal, Inc.,
9.875%, 6–15–19 (C)	6,311	6,563

Construction & Engineering – 0.3%
J.M. Huber Corporation,
9.875%, 11–1–19 (C)	5,025	5,578
USG Corporation,
9.750%, 1–15–18	975	1,104

		6,682

Construction Materials – 1.2%
Headwaters Incorporated,
7.625%, 4–1–19	6,132	6,515
Headwaters Incorporated, Convertible,
8.750%, 2–1–16	7,975	8,214
Hillman Group, Inc. (The),
10.875%, 6–1–18	8,536	9,177

		23,906

Consumer Finance – 2.8%
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (C)	10,207	10,870
TMX Finance Holdings Inc.,
11.000%, 10–15–15 (C)(E)	4,925	4,925
TMX Finance LLC and TitleMax Finance Corporation:
13.250%, 7–15–15	3,364	3,734
TransUnion Holding Company, Inc.,
8.125%, 6–15–18 (C)(E)	11,610	11,987
TransUnion LLC and TransUnion Financing Corporation,
9.625%, 6–15–18	23,408	24,754

		56,270

Containers – 0.4%
BOE Merger Corporation,
9.500%, 11–1–17 (C)(E)	7,380	7,380

Data Processing & Outsourced Services – 1.8%
Alliance Data Systems Corporation:
5.250%, 12–1–17 (C)	19,500	19,792
6.375%, 4–1–20 (C)	15,365	16,364

		36,156

Diversified Banks – 0.6%
Bank of America Corporation:
8.000%, 12–29–49	8,550	9,457
8.125%, 12–29–49	1,499	1,660

		11,117

Diversified Chemicals – 0.2%
Kinove German Bondco GmbH,
10.000%, 6–15–18 (C)(G)	EUR3,131	4,567

Diversified Metals & Mining – 2.3%
American Gilsonite Holding Company,
11.500%, 9–1–17 (C)	$8,864	9,129
FMG Resources Pty Ltd.:
6.375%, 2–1–16 (C)	1,700	1,760
6.000%, 4–1–17 (C)	2,347	2,394
6.875%, 2–1–18 (C)	1,700	1,755
8.250%, 11–1–19 (C)	1,331	1,418
6.875%, 4–1–22 (C)	16,261	16,626
Inmet Mining Corporation,
7.500%, 6–1–21 (C)	3,327	3,452
Walter Energy Inc.,
9.875%, 12–15–20 (C)	5,257	5,861

		42,395

Diversified Support Services – 0.5%
Nexeo Solutions, LLC,
8.375%, 3–1–18	9,445	8,926

Diversified Telecom – 0.5%
Consolidated Communications Finance Co.,
10.875%, 6–1–20 (C)	8,290	9,119

Education Services – 3.0%
Laureate Education, Inc.:
12.750%, 8–15–17 (C)	17,520	18,571
9.250%, 9–1–19 (C)	37,589	39,281

		57,852

Electric Utilities – 0.3%
Alliant Holdings,
7.875%, 12–15–20 (C)	5,154	5,154

Electronic Components – 0.6%
WireCo WorldGroup Inc.,
9.500%, 5–15–17	11,795	12,503

Electronic Manufacturing Services – 1.0%
Jabil Circuit, Inc.:
8.250%, 3–15–18	1,260	1,531
4.700%, 9–15–22	2,141	2,251
KEMET Corporation,
10.500%, 5–1–18	15,385	15,173

		18,955

Environmental & Facilities Services – 0.6%
Heckmann Corporation:
9.875%, 4–15–18	7,280	7,516
9.875%, 4–15–18 (C)	4,104	4,207

		11,723

Environmental Services – 0.3%
Clean Harbors, Inc.,
5.125%, 6–1–21 (C)	5,304	5,490

Food Distributors – 3.0%
Michael Foods Holding, Inc.,
8.500%, 7–15–18 (C)(E)	16,822	17,158
U.S. Foodservice, Inc.,
8.500%, 6–30–19 (C)	26,190	26,714
Viskase Companies, Inc.,
9.875%, 1–15–18 (C)	14,952	15,251

		59,123

General Merchandise Stores – 0.3%
Pantry, Inc., (The),
8.375%, 8–1–20 (C)	5,182	5,415

Health Care Equipment – 0.8%
DJO Finance LLC and DJO Finance Corporation,
9.750%, 10–15–17	2,580	2,296
Immucor, Inc.,
11.125%, 8–15–19	11,875	13,360

		15,656

Health Care Facilities – 3.5%
Acadia Healthcare Company, Inc.,
12.875%, 11–1–18	8,442	10,215
Alere Inc.,
7.250%, 7–1–18 (C)	8,180	8,200
Chiron Merger Sub, Inc.,
12.500%, 11–1–19 (C)	4,189	3,985
INC Research, LLC,
11.500%, 7–15–19 (C)	2,125	2,199
Kindred Healthcare, Inc.,
8.250%, 6–1–19	4,325	4,206
Physio-Control International, Inc.,
9.875%, 1–15–19 (C)	5,632	6,181
Tenet Healthcare Corporation:
6.750%, 2–1–20 (C)	6,592	6,790
6.875%, 11–15–31	10,861	9,775
Truven Health Analytics,
10.625%, 6–1–20 (C)	16,220	17,274

		68,825

Health Care Services – 1.0%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (C)	12,661	14,038
WP Rocket Merger Sub, Inc.,
10.125%, 7–15–19 (C)	4,685	4,521

		18,559

Home Furnishings – 1.0%
Empire Today, LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (C)	17,851	18,967

Independent Power Producers & Energy Traders – 0.9%
NRG Energy, Inc.:
7.625%, 5–15–19	7,440	7,961
7.875%, 5–15–21	9,300	10,323

		18,284

Industrial Machinery – 0.1%
Dematic S.A. and DH Services Luxembourg S.a.r.l.,
7.750%, 12–15–20 (C)	2,091	2,091

Investment Banking & Brokerage – 1.5%
E*TRADE Financial Corporation:
6.750%, 6–1–16	4,420	4,652
6.000%, 11–15–17	7,500	7,669
6.375%, 11–15–19	7,500	7,688
GFI Group Inc.,
8.625%, 7–19–18	9,873	8,663

		28,672

IT Consulting & Other Services – 0.9%
iGATE Corporation,
9.000%, 5–1–16	9,339	10,121
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19	6,206	6,330

		16,451

Leasing – 0.2%
Aircastle Limited,
6.250%, 12–1–19 (C)	4,246	4,426

Leisure Facilities – 1.1%
Palace Entertainment Holdings, LLC,
8.875%, 4–15–17 (C)	14,498	15,259
Viking Cruises, Ltd.,
8.500%, 10–15–22 (C)	5,134	5,545

		20,804

Marine – 1.0%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19 (C)	18,440	19,178

Metal & Glass Containers – 1.6%
Consolidated Container Company LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (C)	20,002	21,402
Plastipak Holdings, Inc.,
10.625%, 8–15–19 (C)	8,035	9,180

		30,582

Movies & Entertainment – 0.7%
AMC Entertainment Holdings, Inc.,
9.750%, 12–1–20	3,946	4,558
Carmike Cinemas, Inc.,
7.375%, 5–15–19	8,876	9,586

		14,144

Multi-Line Insurance – 0.5%
American International Group, Inc.,
8.175%, 5–15–58	6,865	8,942

Oil & Gas Drilling – 0.5%
RDS Ultra-Deepwater Ltd,
11.875%, 3–15–17 (C)	9,165	10,311

Oil & Gas Equipment & Services – 0.4%
Global Geophysical Services, Inc.:
10.500%, 5–1–17	9,486	8,404

Oil & Gas Exploration & Production – 1.0%
Armstrong Energy, Inc.,
11.750%, 12–15–19 (C)	16,353	15,657
Plains Exploration & Production Company:
6.500%, 11–15–20	2,042	2,262
6.875%, 2–15–23	2,042	2,333

		20,252

Oil & Gas Refining & Marketing – 3.2%
Energy Partners Ltd.,
8.250%, 2–15–18	14,106	14,529
EP Energy,
9.375%, 5–1–20	4,802	5,414
EP Energy LLC and Everest Acquisition Finance Inc.,
7.750%, 9–1–22	1,591	1,686
Offshore Group Investment Limited,
7.500%, 11–1–19 (C)	12,750	12,878
PetroBakken Energy Ltd.,
8.625%, 2–1–20 (C)	1,395	1,416
Samson Investment Company,
9.750%, 2–15–20 (C)	16,158	17,088
Shelf Drilling Holdings, Ltd.,
8.625%, 11–1–18 (C)	5,917	6,065

		59,076

Oil Services – 0.4%
EPL Oil & Gas, Inc.,
8.250%, 2–15–18 (C)	4,168	4,283
Sidewinder Drilling Inc,
9.750%, 11–15–19 (C)	3,072	3,087

		7,370

Packaged Foods & Meats – 1.2%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (C)	9,683	10,409
9.625%, 3–15–18 (C)(E)	12,825	12,697

		23,106

Paper Packaging – 0.9%
AOT Bedding Super Holdings,
8.125%, 10–1–20 (C)	2,603	2,603
Reynolds Group Holdings Limited:
9.000%, 4–15–19	10,190	10,598
9.875%, 8–15–19	2,193	2,347
8.250%, 2–15–21	1,632	1,656

		17,204

Pharmaceuticals – 1.7%
Jaguar Holding Co I,
9.375%, 10–15–17 (C)(E)	20,538	21,564
Jaguar Holding Company II and Jaguar Merger Sub Inc.,
9.500%, 12–1–19 (C)	9,747	11,063

		32,627

Precious Metals & Minerals – 0.4%
Prince Mineral Holding Corp,
11.500%, 12–15–19 (C)	8,039	8,320

Restaurants – 4.7%
Alphabet Holding Company, Inc.,
7.750%, 11–1–17 (C)(E)	4,105	4,228
Carrols Restaurant Group, Inc.,
11.250%, 5–15–18 (C)	5,455	5,973
CKE Holdings, Inc.,
10.500%, 3–14–16 (C)(E)	34,671	36,751
Dave & Buster’s, Inc.,
0.000%, 2–15–16 (C)	25,665	19,056
NPC International, Inc.,
10.500%, 1–15–20	11,467	13,302
Ruby Tuesday, Inc.,
7.625%, 5–15–20 (C)	5,802	5,541
Shearer’s Foods LLC, and Chip Finance Corporation,
9.000%, 11–1–19	3,646	3,828

		88,679

Retail Stores – 2.3%
Fifth & Pacific Companies, Inc.,
10.500%, 4–15–19 (C)	8,215	9,098
Jo-Ann Stores Holdings, Inc.,
9.750%, 10–15–19 (C)(E)	15,000	15,132
PETCO Holdings Inc,
8.500%, 10–15–17 (C)(E)	12,800	13,152

Radio Systems Corp,
8.375%, 11–1–19 (C)	2,049	2,136
Toys “R” Us, Inc.,
10.375%, 8–15–17	5,067	5,282

		44,800

Security & Alarm Services – 0.5%
Monitronics International, Inc.,
9.125%, 4–1–20	9,162	9,437

Semiconductor Equipment – 0.1%
Photronics, Inc., Convertible,
3.250%, 4–1–16	975	982

Semiconductors – 0.6%
Freescale Semiconductor, Inc.,
8.050%, 2–1–20	3,698	3,680
Micron Technology, Inc., Convertible:
1.500%, 8–1–31	2,750	2,542
1.875%, 8–1–31	784	716
3.125%, 5–1–32 (C)	4,151	4,042

		10,980

Service – Other – 1.3%
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19	8,955	8,955
Emdeon, Inc.,
11.000%, 12–31–19	11,571	13,364
ServiceMaster Company (The),
8.000%, 2–15–20	3,122	3,255

		25,574

Specialized Consumer Services – 1.2%
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (C)	10,858	11,455
7.500%, 6–15–19 (C)(G)	EUR8,660	12,203

		23,658

Specialized Finance – 1.5%
CNG Holdings, Inc.,
9.375%, 5–15–20 (C)	$3,276	3,325
International Lease Finance Corporation:
5.875%, 4–1–19	4,185	4,408
5.875%, 8–15–22	5,766	6,101
WM Finance Corp.,
11.500%, 10–1–18	5,472	6,320
WM Holdings Finance Corp.,
13.750%, 10–1–19	8,505	9,951

		30,105

Specialized REITs – 1.0%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	19,447	18,572

Specialty Chemicals – 1.0%
Taminco Acquisition Corporation,
9.125%, 12–15–17 (C)(E)	20,020	19,770

Specialty Stores – 0.6%
New Academy Finance Co LLC,
8.000%, 6–15–18 (C)(E)	11,937	12,086

Steel – 0.2%
Severstal Columbus LLC,
10.250%, 2–15–18	4,300	4,526

Technology – 1.2%
Atlantis Merger Sub, Inc. and SoftBrands, Inc.,
11.500%, 7–15–18	9,520	11,138
J2 Global, Inc.,
8.000%, 8–1–20	7,183	7,470
Lawson Software, Inc.,
9.375%, 4–1–19	4,626	5,193

		23,801

Technology Distributors – 0.9%
Sophia, L.P. and Sophia Finance, Inc.,
9.750%, 1–15–19 (C)	16,742	18,040

Thrifts & Mortgage Finance – 0.6%
Provident Funding Associates, L.P. and PFG Finance Corp.,
10.125%, 2–15–19 (C)	10,282	10,848

Wireless Telecommunication Service – 0.9%
Cricket Communications, Inc.,
7.750%, 10–15–20	4,095	4,177
Digicel Group Limited:
10.500%, 4–15–18 (C)	5,452	5,997
8.250%, 9–30–20 (C)	1,643	1,807
Sprint Nextel Corporation,
7.000%, 8–15–20	1,059	1,157
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (C)	4,060	4,253

		17,391

TOTAL CORPORATE DEBT SECURITIES – 77.7%		$1,500,498
(Cost: $1,431,759)

MUNICIPAL BONDS
Arizona – 0.3%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.016%, 1–1–37 (F)	6,868	5,961

TOTAL MUNICIPAL BONDS – 0.3%		$5,961
(Cost: $4,520)

SENIOR LOANS
Broadcasting – 0.3%
Granite Broadcasting Corporation,
8.500%, 5–23–19 (F)	5,784	5,769

Building Products – 0.4%
HD Supply, Inc.,
7.250%, 10–12–17 (F)	8,259	8,468

Cable & Satellite – 1.1%
WideOpenWest Finance, LLC,
6.250%, 7–17–18 (F)	15,568	15,728
Wilton Brands LLC,
7.500%, 8–7–19 (F)	4,727	4,762

		20,490

Casinos & Gaming – 0.4%
Cannery Casino Resorts LLC:
6.000%, 10–5–18 (F)	2,932	2,934
10.000%, 10–5–19 (F)	3,150	2,990
Station Casinos LLC,
3.212%, 6–16–16 (F)	1,887	1,830

		7,754

Diversified Metals & Mining – 0.2%
FMG Resources Pty Ltd,
5.250%, 10–12–17 (F)	4,105	4,135

Diversified Support Services – 1.4%
Advantage Sales & Marketing, Inc.:
9.250%, 6–18–18 (F)	19,322	19,370
13.000%, 12–30–18 (F)	6,000	6,030
Applied Systems, Inc.,
9.500%, 6–8–17 (F)	1,290	1,292

		26,692

Electric Utilities – 0.1%
Alliant Holdings I, Inc.,
0.000%, 11–26–19 (F)	2,453	2,455

Environmental & Facilities Services – 0.4%
K2 Pure Solutions Nocal, L.P.,
10.000%, 9–10–15 (F)	7,536	7,461

Food Distributors – 0.5%
U.S. Foodservice, Inc.:
5.750%, 6–6–17 (F)	9,109	9,100

Food Retail – 0.9%
Focus Brands, Inc.:
6.250%, 2–22–18 (F)	4,103	4,123
7.250%, 2–22–18 (F)	99	100
10.250%, 8–21–18 (F)	13,764	14,039

		18,262

Health Care Facilities – 0.5%
National Surgical Hospitals, Inc.,
8.250%, 2–3–17 (F)	10,401	10,088

Health Care Supplies – 0.5%
Sage Products Holdings III, LLC:
5.250%, 12–13–19 (F)	3,170	3,186
0.000%, 6–13–20 (F)	633	633
9.250%, 6–13–20 (F)	5,442	5,442

		9,261

Home Furnishings – 0.5%
Spring Windows Fashions, LLC,
11.250%, 5–31–18 (F)	10,200	10,047

Hypermarkets & Super Centers – 0.7%
BJ’s Wholesale Club, Inc.:
5.750%, 9–6–19 (F)	6,312	6,387
9.750%, 3–6–20 (F)	6,312	6,462

		12,849

Independent Power Producers & Energy Traders – 0.7%
Texas Competitive Electric Holdings Company, LLC:
4.713%, 10–10–17 (F)	12,925	8,586
4.810%, 10–10–17 (F)	6,614	4,394

		12,980

Leisure Facilities – 0.1%
Northfield Park Associates LLC,
9.000%, 11–9–18 (F)	2,047	2,047

Metal & Glass Containers – 0.4%
Evergreen Tank Solution, Inc.,
9.500%, 9–11–18 (F)	8,376	8,334

Movies & Entertainment – 2.0%
Formula One Holdings Ltd. and Alpha Topco Limited:
6.000%, 4–27–19 (F)	14,431	14,624
9.250%, 10–16–19 (F)	26,358	26,853

		41,477

Oil & Gas Exploration & Production – 1.4%
Chesapeake Energy Corporation,
5.750%, 12–2–17 (F)	27,000	27,007

Oil & Gas Refining & Marketing – 0.3%
Samson Investment Company,
6.000%, 9–25–18 (F)	5,264	5,310

Other Diversified Financial Services – 1.5%
Fairway Group Acquisition Company,
8.250%, 8–17–18 (F)	2,954	2,972
Misys plc and Magic Newco, LLC,
12.000%, 6–12–19 (F)	24,873	25,557

		28,529

Paper Packaging – 0.4%
FPC Holdings, Inc.,
9.250%, 5–16–20 (F)	7,863	7,701

Paper Products – 0.7%
NewPage Corporation,
0.000%, 11–16–18 (F)	12,000	12,120

Research & Consulting Services – 0.8%
AlixPartners, LLP,
10.750%, 6–29–19 (F)	14,522	14,667

TOTAL SENIOR LOANS – 16.2%		$313,003
(Cost: $310,338)

SHORT-TERM SECURITIES
Commercial Paper – 3.3%
Bemis Company, Inc.:
0.360%, 1–8–13 (H)	5,250	5,250
0.360%, 1–11–13 (H)	4,438	4,438
0.320%, 1–14–13 (H)	9,750	9,749

Ecolab Inc.,
0.320%, 1–23–13 (H)	16,000	15,996
General Mills, Inc.,
0.250%, 1–15–13 (H)	7,000	6,999
John Deere Financial Limited (GTD by John Deere Capital Corporation),
0.170%, 2–13–13 (H)	4,000	3,999
Kroger Co. (The),
0.400%, 1–3–13 (H)	10,000	9,999
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.200%, 1–31–13 (H)	2,501	2,501
Sonoco Products Co.,
0.000%, 1–2–13 (H)	5,394	5,394

		64,325

TOTAL SHORT-TERM SECURITIES – 3.3%		$64,325
(Cost: $64,325)

TOTAL INVESTMENT SECURITIES – 98.9%		$1,909,554
(Cost: $1,836,977)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		21,612

NET ASSETS – 100.0%		$1,931,166

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the total value of these securities amounted to $967,936 or 50.1% of net assets.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Payment-in-kind bonds.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(H)	Rate shown is the yield to maturity at December 31, 2012.

The following forward foreign currency contracts were outstanding at December 31, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	13,100	1-14-13	$—	$352

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$18,514	$—	$—
Preferred Stocks	6,100	949	—
Warrants	—	—	204
Corporate Debt Securities	—	1,500,498	—
Municipal Bonds	—	5,961	—
Senior Loans	—	220,008	92,995
Short-Term Securities	—	64,325	—
Total	$24,614	$1,791,741	$93,199
Liabilities
Forward Foreign Currency Contracts	$—	$352	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants	Senior Loans
Beginning Balance 10-1-12	$204	$65,180
Net realized gain (loss)	—	20
Net unrealized appreciation (depreciation)	—	1,531
Purchases	—	74,944
Sales	—	(20,663)
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	(28,017)
Ending Balance 12-31-12	$204	$92,995
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-12	$—	$1,662

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no reoccurring transfers between Levels 1 and 2 during the period ended December 31, 2012.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 12-31-12	Valuation Technique(s)	Unobservable Input(s)
Assets
Warrants	$204	Third-party vendor pricing service	Vendor quotes
Senior Loans	$92,995	Third-party vendor pricing service	Vendor quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,836,977

Gross unrealized appreciation	87,368
Gross unrealized depreciation	(14,791)
Net unrealized appreciation	$72,577

SCHEDULE OF INVESTMENTS Municipal Bond Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.5%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A,
6.250%, 11–1–33	$2,000	$2,313
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	2,500	3,029

		5,342

Alaska – 0.2%
AK Intl Arpt Sys Rev and Rfdg Bonds, Ser 2010A,
5.000%, 10–1–21	1,735	2,041

Arizona – 1.1%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	2,000	2,327
Cert of Part for the Benefit of AZ State Univ (AZ State Univ Proj), Ser 2002 (Insured by NPFGC),
5.375%, 7–1–13	1,000	1,004
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	2,500	3,081
Phoenix Civic Impvt Corp, Sr Lien Arpt Rev Bonds,Ser 2002B (Insured by FGIC),
5.750%, 7–1–14	2,000	2,008
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	2,000	2,504

		10,924

California – 13.0%
ABAG Fin Auth for Nonprofit Corp, Rev Bonds (Sharp Hlth Care), Ser 2009B,
6.250%, 8–1–39	1,000	1,184
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E,
6.000%, 5–1–39	3,000	3,539
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, 2008 Ser D-1 Index Rate Bonds,
1.006%, 4–1–45 (A)	4,000	4,005
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1,
1.200%, 4–1–45 (A)	8,500	8,502
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X (Insured by FGIC),
5.500%, 12–1–16	10	12
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A,
5.750%, 9–1–39	2,250	2,594
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A,
6.500%, 11–1–38	2,000	2,444
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	4,000	4,322
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.500%, 10–1–29	1,000	1,182

CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B,
5.250%, 6–1–23	2,085	2,366
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A,
5.000%, 1–1–22	1,500	1,646
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,750	1,802
6.350%, 7–1–46	1,000	1,045
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine, L.L.C.), Ser 2011,
5.000%, 5–15–21	170	196
CA Various Purp GO Bonds:
5.250%, 11–1–13	1,000	1,042
6.000%, 2–1–15	3,000	3,337
5.250%, 2–1–19	6,940	7,140
5.250%, 2–1–19	60	62
5.000%, 2–1–22	7,000	7,329
5.250%, 9–1–26	3,500	4,191
5.500%, 4–1–28	3,000	3,195
5.250%, 10–1–29	2,500	2,914
5.750%, 4–1–31	5,000	5,908
6.000%, 3–1–33	1,000	1,222
6.000%, 11–1–39	4,500	5,404
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A,
7.000%, 10–1–36	750	883
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011 A,
6.250%, 9–1–24	2,000	2,436
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp,
5.750%, 2–1–30	2,000	2,247
Contra Costa Trans Auth, Sales Tax Rev Bonds (LtdTax Bonds), Ltd Tax Rfdg Bonds, Ser 2012A,
0.510%, 3–1–34 (A)	2,000	2,000
Delta Cnty Home Mtg Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 1998A (Insured by NPFGC),
5.200%, 12–1–14	20	20
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds (Cap Apprec Bonds), Ser 1999 (Insured by NPFGC),
0.000%, 1–15–17 (B)	7,500	5,996
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2003A-1,
6.750%, 6–1–39	2,500	2,568
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (B)	3,315	1,379
0.000%, 8–1–32 (B)	5,000	1,969
0.000%, 8–1–33 (B)	5,000	1,852
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	2,750	3,109
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A,
5.250%, 5–15–34	3,000	3,450
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	1,500	1,687

Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A,
5.750%, 9–1–40	1,000	1,076
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A (Insured by NPFGC):
5.500%, 8–1–29	3,800	4,113
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008 (Insured by BHAC),
5.500%, 10–1–28	500	587
San Jose Merged Area Redev Proj, Hsng Set-Aside Tax Alloc Bonds, Ser 2010A-1,
5.500%, 8–1–35	1,000	1,032
San Jose, CA Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	3,185	3,800
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	1,000	1,198
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I,
6.375%, 11–1–34	500	602
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G-1,
5.750%, 10–1–30	1,000	1,184
The Metro Water Dist of Southn CA, Water Rev Bonds, 2003 Authorization, Ser B-2 (Insured by FGIC),
5.000%, 10–1–27	5,000	5,179
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B (Insured by AMBAC),
5.500%, 5–15–20	1,500	1,557
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A,
5.875%, 1–1–29	1,000	1,190
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	2,185	2,427

		130,124

Colorado – 2.2%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	2,065	2,442
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,590	1,874
7.400%, 12–1–38	1,000	1,183
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	2,500	2,706
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008:
5.500%, 11–1–27	1,000	1,194
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds,Ser 2009A (Insured by FHA/VA),
5.500%, 11–1–29	895	929
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010,
5.625%, 12–1–40	2,750	3,016
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	2,500	3,233
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	4,250	5,175

		21,752

Connecticut – 0.5%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.750%, 6–15–34	2,500	2,899

Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A,
5.500%, 1–1–14	1,840	1,847

		4,746

District Of Columbia – 0.9%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	2,250	2,619
Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (B)	6,500	6,457

		9,076

Florida – 6.5%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	2,500	2,794
Citizens Ppty Ins Corp, Coastal Account Sr Secured Bonds, Ser 2011A-1,
5.000%, 6–1–20	1,000	1,177
Citizens Ppty Ins Corp, Sr Secured Bonds, Ser 2012A-1,
1.350%, 6–1–15 (A)	4,500	4,532
Citizens Ppty Ins Corp, Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6–1–17	3,600	4,164
Coral Gables, FL, Hlth Fac Auth, Hosp Rev Bonds (Baptist Hlth South FL Oblig Group), Ser 2004,
5.250%, 8–15–24	5,000	5,397
Halifax Hosp Med Ctr (Daytona Beach, FL), Hosp Rev Rfdg and Impvt Bonds, Ser 2006A,
5.250%, 6–1–26	3,000	3,192
Hillsborough Cnty Aviation Auth, FL, Tampa Intl Arpt, Rev Bonds, Ser 2003B,
5.000%, 10–1–20	2,000	2,053
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	3,600	4,459
Miami, FL, Spl Oblig Non-Ad Valorem Rev Rfdg Bonds, Ser 2002A (Insured by NPFGC),
5.500%, 9–1–13	2,460	2,470
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	2,500	2,872
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10–1–41	2,500	2,876
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	1,500	1,773
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	2,500	3,077
Miami–Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	5,000	6,216
Miami-Dade Cnty, FL, Water and Sewer Sys Rev RfdgBonds, Ser 2008C (Insured by BHAC),
6.000%, 10–1–23	2,500	3,075
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	3,000	3,864
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
6.500%, 7–1–35	2,500	2,997
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A,
6.250%, 4–1–39	1,000	1,150

St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	3,500	3,915
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj.) Ser 2011,
5.250%, 10–15–22	2,250	2,638

		64,691

Georgia – 2.2%
Atlanta Arpt Gen Rev Rfdg Bonds, Ser 2010C,
5.750%, 1–1–23	2,000	2,486
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place, LLC Proj), Ser 2009A,
5.000%, 7–1–37	3,500	3,827
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11–1–39	2,500	2,857
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	1,500	1,761
Dev Auth of Alpharetta, GA, Edu Fac Rev Bonds (Fulton Science Academy Proj), Ser 2011A,
6.250%, 7–1–31	1,190	678
Griffin, GA Combined Pub Util Rev Rfdg Bonds, Ser 2012, (Insured by AGM):
3.000%, 1–1–16	1,050	1,110
3.000%, 1–1–17	500	533
Hosp Auth of Cobb Cnty, GA, Rev Anticipation Rfdgand Impvt Cert, Ser 2003 (Insured by AMBAC),
5.250%, 4–1–13	3,000	3,113
Muni Elec Auth of GA, Proj One Spl Oblig Bonds, Fifth Crossover Ser (Insured by AMBAC):
6.400%, 1–1–13	2,530	2,530
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
6.000%, 1–1–23	2,100	2,576

		21,471

Guam – 0.3%
A.B. Won Pat, GU Intl Arpt Auth, Gen Rev Bonds, Ser 2003C (Insured by NPFGC),
5.375%, 10–1–20	3,305	3,357

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	919
5.750%, 9–1–20	1,000	1,238
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A,
6.750%, 11–1–37	2,000	2,368

		4,525

Illinois – 3.0%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	1,500	1,511
Chicago GO Bonds, Proj Ser 2011A,
5.250%, 1–1–35	1,300	1,451
Cmnty College Dist No. 525 (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008,
5.750%, 6–1–28	1,000	1,170
Collateralized Sngl Fam Mtg Rev Bonds (Chicago), Ser 2002C (Insured by GNMA/FNMA/FHLMC),
5.600%, 4–1–13	620	627
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	2,500	2,852

IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–30	2,500	3,166
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.750%, 7–1–33	2,500	3,010
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb, L.L.C. – Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	2,000	2,253
IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	8,750	9,396
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B-1,
0.000%, 6–15–43 (B)	2,000	459
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
6.000%, 7–1–24	3,080	4,074

		29,969

Indiana – 1.6%
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007,
5.500%, 3–1–37	1,750	1,898
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A (Insured by NPFGC),
7.400%, 7–1–15	4,775	5,222
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B (Insured by NPFGC),
7.400%, 7–1–15	8,000	8,748

		15,868

Iowa – 0.7%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
5.750%, 6–1–31	1,000	1,088
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008,
6.000%, 8–1–27	2,500	3,055
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
6.000%, 9–1–39	2,145	2,411

		6,554

Kansas – 0.8%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	2,000	2,430
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
5.900%, 4–1–32	3,000	3,369
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2003A-2 (Insured by GNMA/FNMA),
5.650%, 6–1–35	780	820
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2004A-4 (Insured by GNMA/FNMA),
5.625%, 6–1–36	340	352
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM-Cabela’s Proj), Ser 2006,
5.000%, 12–1–27	655	617

		7,588

Kentucky – 0.8%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	5,337
6.500%, 3–1–45	2,000	2,382

		7,719

Louisiana – 2.0%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
5.250%, 1–1–28	1,000	1,141
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	5,250	6,016
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,182
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010,
5.250%, 10–1–20	2,040	2,404
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	1,000	1,129
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	1,500	1,793
New Orleans, LA, GO Rfdg Bonds, Ser 2012,
5.000%, 12–1–25	1,500	1,728
New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM):
5.000%, 12–1–26	2,000	2,328
5.000%, 12–1–27	1,500	1,748

		19,469

Maine – 0.1%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A-3,
5.875%, 12–1–39	1,270	1,444

Maryland – 1.7%
Mayor and City Council of Baltimore, GO Bonds, Consolidated Pub Impvt Bonds, Ser 2003B (Insured by AGM),
0.228%, 10–15–22 (A)	8,000	7,480
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,750	1,995
MD Hlth and Higher Edu Fac Auth Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D,
0.970%, 5–15–38 (A)	5,560	5,590
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A,
6.000%, 7–1–40	1,500	1,620

		16,685

Massachusetts – 0.9%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	2,500	2,862
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	830	967
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010,
5.625%, 10–15–40	1,000	1,098
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A,
5.750%, 7–1–39	1,615	1,802
The Cmnwlth of MA, GO Bonds, Ser 2003D,
5.250%, 10–1–21	2,500	2,593

		9,322

Michigan – 2.2%
Board of Regents of Eastn MI Univ, Gen Rev Rfdg Bonds, Ser 2002A (Insured by FGIC),
5.800%, 6–1–13	1,530	1,562
Board of Trustees of Grand Vly, State Univ, Gen Rev Bonds, Ser 2009,
5.750%, 12–1–34	1,000	1,145
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7–1–33	2,000	2,504
Detroit, MI, Water Supply Sys Rev, Sr Lien Bonds, Ser 2011-A,
5.750%, 7–1–37	1,500	1,687
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	4,250	4,856
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.000%, 9–1–29	3,950	5,040
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	2,000	2,281
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I,
6.000%, 10–15–38	2,000	2,395

		21,470

Minnesota – 0.6%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006,
5.250%, 5–15–36	2,000	2,095
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A,
6.750%, 11–15–32	1,000	1,200
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	2,000	2,354

		5,649

Missouri – 2.2%
Belton, MO, Cert of Part, Ser 2008,
5.125%, 3–1–25	1,000	1,085
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004,
6.250%, 3–1–24	2,265	2,278
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	2,250	2,500
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A:
5.500%, 6–1–34	1,000	1,025
5.750%, 6–1–39	1,000	1,126
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004,
5.900%, 3–1–24	2,300	2,334
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009A,
6.625%, 4–1–14	2,000	2,156
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009F,
6.250%, 4–1–14	2,000	2,147
NW MO State Univ, Hsng Sys Rev Bonds, Ser 2003 (Insured by NPFGC),
5.500%, 6–1–19	2,650	2,701
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009,
6.750%, 6–15–35	2,500	2,706

St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM),
0.000%, 7–15–36 (B)	2,350	755
St. Louis, MO, Arpt Rev Rfdg Bonds (Lambert – St. Louis Intl Arpt), Ser 2003A,
5.250%, 7–1–18	1,000	1,018
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (C)	2,000	120

		21,951

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010,
5.625%, 1–1–40	1,000	1,106

Nevada – 0.7%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	3,000	3,429
Overton Power Dist No. 5, Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–25	1,715	2,207
Redev Agy of Mesquite, NV, Tax Incr Rev Bonds, Ser 2009,
7.375%, 6–1–24	1,000	1,036

		6,672

New Hampshire – 0.6%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A,
6.125%, 10–1–39	1,635	1,840
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	1,000	1,135
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	2,000	2,480
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A,
5.650%, 1–1–36	675	712

		6,167

New Jersey – 3.7%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004 (Insured by AMBAC):
5.250%, 1–1–18	1,860	1,998
5.250%, 1–1–23	1,350	1,430
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010,
5.375%, 10–1–21	2,500	3,080
Newark, NJ GO Sch Purp Rfdg Bonds, Ser 2002 (Insured by NPFGC),
5.375%, 12–15–13	2,000	2,045
Newark, NJ, Tax Appeal Rfdg Notes, Ser 2012E,
2.000%, 12–11–13	2,000	2,013
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty L.L.C. – Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	2,900	3,294
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2004I,
5.250%, 9–1–24	2,250	2,435
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	2,545	3,038
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	1,000	1,257

NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1:
5.000%, 12–1–19	1,385	1,580
5.500%, 12–1–21	1,145	1,333
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	1,500	1,674
NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A,
0.000%, 12–15–40 (B)	10,000	2,532
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B,
5.250%, 12–15–22	3,500	4,343
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	1,000	1,270
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	2,500	3,094

		36,416

New Mexico – 0.3%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D (Insured by GNMA/FNMA/FHLMC),
6.000%, 1–1–37	975	1,049
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC),
5.250%, 7–1–30	2,325	2,393

		3,442

New York – 3.3%
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2009A,
6.250%, 4–1–33	1,000	1,236
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp Proj), Ser 1985 A (Insured by AMBAC),
0.519%, 12–1–23 (A)	4,350	4,204
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	2,675	1,773
0.000%, 3–1–26 (B)	2,685	1,697
0.000%, 3–1–27 (B)	2,500	1,507
NYC, GO Bonds, Ser 2003A,
5.750%, 8–1–14	165	166
NYC, GO Bonds, Ser 2003J,
5.500%, 6–1–19	3,990	4,078
NYC, GO Bonds, Ser 2004D:
5.250%, 10–15–21	6,110	6,352
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
5.750%, 11–1–30	4,490	5,269
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A,
7.250%, 1–1–20	765	766
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	3,820	3,825
Tob Stlmt Fin Corp, Asset-Bkd Rev Bonds (State Contingency Contract Secured), Ser 2003B-1C,
5.500%, 6–1–21	2,000	2,041

		32,914

North Carolina – 0.9%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2003C,
5.500%, 1–1–14	3,000	3,150
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.750%, 1–1–24	1,000	1,260

NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E-2,
6.000%, 12–1–36	2,465	2,670
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A:
0.000%, 1–1–37 (B)	3,000	1,042
5.750%, 1–1–39	1,000	1,151

		9,273

Ohio – 1.4%
Cnty of Cuyahoga, OH, Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2003A:
6.000%, 1–1–21	1,000	1,029
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	1,000	1,204
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10–1–19	2,000	2,357
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	4,500	5,149
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj),
5.750%, 11–15–40	1,000	1,132
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A,
5.250%, 1–1–33	2,000	2,206
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg-Bkd Sec Prog), Ser 2008J (Insured by GNMA/FNMA/FHLMC),
6.200%, 9–1–33	915	960

		14,037

Oklahoma – 0.2%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B,
5.750%, 3–1–29	1,015	1,107
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A,
5.875%, 1–1–28	1,000	1,168

		2,275

Oregon – 0.1%
Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C,
5.000%, 7–1–22	1,000	1,174

Pennsylvania – 5.3%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	1,000	1,236
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,285
6.000%, 6–1–36	2,750	3,111
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	3,500	3,874
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010,
6.000%, 8–1–35	750	854
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	2,500	2,945
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C,
0.000%, 6–1–33 (B)	4,000	4,233

PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	2,250	2,521
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2,
0.000%, 12–1–28 (B)	8,500	8,434
Philadelphia Auth Indl Dev Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	2,600	3,031
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D,
5.250%, 6–15–22	5,000	5,761
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	10,750	12,121
Susquehanna Area Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2003A (Insured by AMBAC),
5.500%, 1–1–19	2,120	2,126

		52,532

Puerto Rico – 4.3%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A,
5.500%, 7–1–21	1,500	1,582
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2004A,
5.250%, 7–1–21	5,740	5,882
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A,
5.500%, 7–1–39	7,500	7,463
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A:
5.000%, 7–1–28	1,000	1,011
6.000%, 7–1–44	5,300	5,306
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A (Sr Lien),
6.000%, 7–1–38	3,500	3,512
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	4,250	4,379
PR Elec Power Auth, Power Rev Bonds, Ser ZZ,
5.250%, 7–1–24	2,680	2,765
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B,
5.500%, 8–1–31	1,750	1,774
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
0.000%, 8–1–32 (B)	5,000	5,120
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A,
0.000%, 8–1–33 (B)	4,500	3,774

		42,568

Rhode Island – 0.7%
RI Hlth and Edu Bldg Corp, Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A,
6.250%, 5–15–30	1,590	1,877
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	4,330	4,817
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A,
6.250%, 12–1–27	495	570

		7,264

South Carolina – 0.5%
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A,
6.500%, 4–1–42	4,015	4,593

South Dakota – 0.2%
SD Hlth and Edu Fac Auth (Huron Rgnl Med Ctr Issue), Rev Bonds, Ser 1994,
7.300%, 4–1–16	1,420	1,549

Tennessee – 1.1%
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B,
5.750%, 7–1–25	750	877
Memphis-Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A-1:
5.750%, 7–1–19	2,220	2,709
5.750%, 7–1–20	1,330	1,641
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7–1–36	3,000	3,187
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7–1–38	2,500	3,012

		11,426

Texas – 11.7%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.500%, 8–15–27	2,000	2,263
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	3,000	3,361
Cap Area Cultural Ed Fac Fin Corp, Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	1,000	1,113
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	2,500	3,284
Dallas and Fort Worth, TX, Dallas/Fort Worth IntlArpt, Joint Rev Bonds, Ser 2003A (Insured by NPFGC),
5.500%, 11–1–19	5,000	5,183
Dallas Independent Sch Dist (Dallas Cnty, TX) Unlimited Tax Sch Bldg Bonds, Ser 2008,
6.375%, 2–15–34	2,500	3,057
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A,
6.000%, 8–15–38	2,500	3,043
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.000%, 12–1–27	2,500	3,093
Harris Cnty Hlth Fac Dev Corp, Thermal Util Rev Bonds (Teco Proj), Ser 2008,
5.000%, 11–15–26	2,500	2,864
Harris Cnty-Houston Sports Auth, Sr Lien Rev Bonds, Ser 2001G (Insured by NPFGC),
5.750%, 11–15–15	1,500	1,502
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
5.750%, 2–15–28	1,000	1,047
6.000%, 2–15–33	500	518
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C,
0.700%, 5–15–34 (A)	3,500	3,539
Lancaster Independent Sch Dist (Dallas Cnty, TX),Unlimited Tax Sch Bldg Bonds, Ser 2004 (Insured by AGM),
5.750%, 2–15–30	6,000	6,365
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A,
6.250%, 5–15–28	2,500	3,003

Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2–15–37	4,500	4,952
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
5.625%, 12–1–17	5,000	5,375
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (B)	25,000	12,180
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A,
6.500%, 8–15–39	1,000	1,134
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	4,000	4,259
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	3,000	3,114
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	1,500	1,789
TX Muni Gas Acquisition and Supply Corp III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–16	2,000	2,207
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	2,000	2,397
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,849
7.000%, 6–30–40	5,000	6,100
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	2,500	2,969
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011,
6.750%, 5–1–26	3,740	4,581
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A (Insured by BHAC),
0.000%, 8–15–26 (B)	24,500	14,939
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-B,
1.250%, 8–15–42 (A)	4,500	4,510

		116,590

Vermont – 0.1%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27 (Insured by AGM),
5.500%, 11–1–37	620	653

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
6.750%, 10–1–37	1,000	1,176

Virginia – 0.7%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	2,500	3,082
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B,
6.000%, 7–1–27	1,605	1,961
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E,
6.375%, 1–1–36	1,980	2,235

		7,278

Washington – 2.3%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010,
5.750%, 1–1–41	2,250	2,558
Spokane Pub Fac Dist, Rgnl Proj, Spokane Pub Fac Dist, Hotel/Motel Tax and Sales/Use Tax Bonds, Ser 2003 (Insured by NPFGC),
5.750%, 12–1–19	1,665	1,734
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009,
7.000%, 7–1–39	1,000	1,159
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.125%, 3–1–29	2,500	3,067
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A,
6.500%, 11–15–14	1,500	1,670
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	2,910	3,093
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B,
7.125%, 7–1–16	8,200	9,999

		23,280

West Virginia – 0.6%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.500%, 10–1–31	1,700	1,969
WV Infra GO Bonds, Ser 1999A (Insured by FGIC),
0.000%, 11–1–13 (B)	4,000	3,988

		5,957

Wisconsin – 0.5%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A,
5.750%, 5–1–33	1,000	1,192
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
5.625%, 4–15–39	1,500	1,709
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	2,000	2,353

		5,254

Wyoming – 0.2%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004,
5.750%, 6–1–34	675	681
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–28	1,000	1,151

		1,832

TOTAL MUNICIPAL BONDS – 84.1%		$837,165
(Cost: $740,747)

SHORT-TERM SECURITIES
Commercial Paper – 1.7%
Campbell Soup Company,
0.230%, 2–4–13 (D)	10,743	10,741
General Mills, Inc.,
0.260%, 1–16–13 (D)	4,500	4,499
Sonoco Products Co.,
0.000%, 1–2–13 (D)	2,245	2,245

		17,485

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.142%, 6–28–13 (E)	2,112	2,112

Municipal Obligations – 12.8%
Bartow, GA Dev Auth Pollutn Ctl Rev Bonds (GA Power Co Plant Proj), First Ser 1997,
0.160%, 1–2–13 (E)	5,000	5,000
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.070%, 1–2–13 (E)	9,700	9,700
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation),
0.090%, 1–2–13 (E)	4,500	4,500
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.100%, 1–2–13 (E)	5,902	5,902
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government),
0.120%, 1–3–13 (E)	2,500	2,500
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank, N.A.),
0.130%, 1–3–13 (E)	1,060	1,060
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.),
0.150%, 1–3–13 (E)	500	500
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank,N.A.),
0.070%, 1–2–13 (E)	13,600	13,600
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.110%, 1–2–13 (E)	1,500	1,500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B (GTD by Chevron Corporation),
0.100%, 1–2–13 (E)	19,130	19,130
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.100%, 1–2–13 (E)	6,490	6,490
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.100%, 1–2–13 (E)	15,000	15,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.120%, 1–3–13 (E)	9,000	9,000
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank, N.A.),
0.130%, 1–2–13 (E)	2,000	2,000
NYC GO Bonds, Fiscal 2008 Series L-4,
0.100%, 1–2–13 (E)	4,000	4,000
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.120%, 1–2–13 (E)	7,500	7,500
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.),
0.180%, 1–3–13 (E)	2,000	2,000
Taxable Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3,
0.180%, 1–2–13 (E)	11,138	11,138
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.100%, 1–2–13 (E)	1,725	1,725

Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004,
0.140%, 1–2–13 (E)	4,080	4,080
WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank, N.A.),
0.120%, 1–2–13 (E)	745	745

		127,070

TOTAL SHORT-TERM SECURITIES – 14.7%		$146,667
(Cost: $146,667)

TOTAL INVESTMENT SECURITIES – 98.8%		$983,832
(Cost: $887,414)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		11,770

NET ASSETS – 100.0%		$995,602

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at December 31, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$825,481	$11,684
Short-Term Securities	—	146,667	—
Total	$—	$972,148	$11,684

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 10-1-12	$4,909
Net realized gain (loss)	—
Net unrealized appreciation (depreciation)	(5)
Purchases	7,480
Sales	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(700)
Ending Balance 12-31-12	$11,684
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-12	$(5)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 12-31-12	Valuation Technique(s)	Unobservable Input(s)
Assets
Municipal Bonds	$11,684	Third-party vendor pricing service	Vendor quotes

There were no transfers between level 1 and 2 during the period ended December 31, 2012.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

NPFGC = National Public Finance Guarantee Corp.

VA = Department of Veterans Affairs

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$887,414

Gross unrealized appreciation	99,777
Gross unrealized depreciation	(3,359)
Net unrealized appreciation	$96,418

SCHEDULE OF INVESTMENTS Municipal High Income Fund (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.1%
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008A,
7.000%, 9–1–32	$1,000	$1,133

Arizona – 3.2%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.016%, 1–1–37 (A)	10,000	8,680
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	8,000	9,857
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A,
6.125%, 12–15–34	1,500	1,526
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,546
6.250%, 12–1–46	1,500	1,624
Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A,
6.125%, 9–1–34	1,380	1,399
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	2,000	2,348

		26,980

Arkansas – 0.1%
Pub Fac Board of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A,
6.000%, 6–1–40	1,000	1,142

California – 7.5%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
6.750%, 7–1–39	5,400	5,954
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2001 A,
0.000%, 4–1–36 (A)	5,000	5,001
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6–1–36	1,000	932
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	4,000	4,778
CA Statewide Cmnty Dev Auth, Rev Bonds (MethodistHosp of Southn CA Proj), Ser 2009 (Insured by FHA),
6.625%, 8–1–29	2,225	2,730
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	3,000	3,089
6.350%, 7–1–46	1,750	1,829
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southrn CA Presbyterian Homes), Ser 2009,
7.000%, 11–15–29	1,500	1,724
CA Various Purp GO Bonds,
6.000%, 11–1–39	1,000	1,201

Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,
6.125%, 9–15–40	5,000	5,686
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.125%, 6–1–47	5,000	4,327
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010,
6.000%, 9–1–39	2,540	2,745
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	2,000	2,275
6.750%, 11–1–39	900	1,018
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	2,500	2,812
Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10–1–24	380	447
6.500%, 10–1–26	380	439
6.625%, 10–1–27	330	383
6.750%, 10–1–28	430	501
6.750%, 10–1–29	400	466
7.000%, 10–1–32	1,000	1,175
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,166
8.000%, 8–1–38	1,400	1,605
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
7.500%, 12–1–41	4,000	4,936
Southn CA Pub Power Auth, Gas Proj Rev Bonds (Proj No. 1), Ser 2007A,
1.680%, 11–1–38 (A)	3,000	2,313
State Pub Works Board of CA, Lease Rev Bonds (Var Cap Proj), 2012 Ser G,
5.000%, 11–1–37	4,000	4,403

		63,935

Colorado – 8.2%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006,
5.250%, 10–1–40	2,000	2,036
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	4,895	5,196
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B,
8.000%, 12–1–38	1,170	1,414
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	2,700	3,194
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	4,000	4,644
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	5,975	6,466
CO Hlth Fac Auth Rev Bonds (CO Sr Residences Proj), Ser 2012,
7.000%, 6–1–42	3,665	3,953

CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2006A,
5.750%, 1–1–37	3,000	3,109
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty – Clermont Park Proj), Ser 2009A:
8.250%, 1–1–14	875	952
9.000%, 1–1–14	750	821
CO Hlth Fac Auth, Rev Rfdg Bonds (Christian Living Cmnty Proj), Ser 2012,
5.250%, 1–1–37	1,000	1,018
Kremmling Mem Hosp Dist Proj, Ser 2010,
7.125%, 12–1–45	5,000	5,585
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	4,000	4,264
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007,
5.500%, 12–15–37	7,300	7,192
Pine Bluffs Metro Dist, Douglas Cnty CO, GO Ltd Tax Bonds, Ser 2004,
3.480%, 12–1–24 (B)	3,325	1,877
Red Sky Ranch Metro Dist, Eagle Cnty, CO, GO Bonds, Ser 2003,
6.050%, 12–1–33	1,245	1,255
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	3,000	3,653
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006,
5.750%, 12–1–36	2,068	2,081
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	4,361	4,272
Tallyn’s Reach Metro Dist No. 3, Ltd Tax GO Bonds, Ser 2004,
6.750%, 12–1–13	1,585	1,680
Valagua Metro Dist, Eagle Cnty, CO, GO Ltd Tax Bonds, Ser 2008,
7.750%, 12–1–37	3,000	1,993
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	3,385	3,468

		70,123

Connecticut – 0.6%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	4,500	5,143

Florida – 3.9%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,501
6.750%, 11–1–39	2,250	2,514
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011,
7.750%, 1–1–41	4,000	4,518
Citizens Ppty Ins Corp, Sr Secured Bonds, Ser 2012A-1,
1.350%, 6–1–15 (A)	5,000	5,036
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A,
6.000%, 9–15–40	6,000	6,516
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012A,
6.000%, 6–15–32	2,600	2,604
FL Dev Fin Corp, Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10–1–38	2,000	2,142

Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	2,300	3,268
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at HealthPark FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	3,835	4,079

		33,178

Georgia – 1.0%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	2,000	2,348
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A,
8.750%, 6–1–29	3,000	3,780
Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A:
7.400%, 1–1–24	660	680
7.400%, 1–1–34	1,725	1,769

		8,577

Guam – 0.7%
Govt of GU, GO Bonds, Ser 1993A,
5.400%, 11–15–18	2,735	2,738
Govt of GU, GO Bonds, Ser 2009A,
7.000%, 11–15–39	2,700	3,046

		5,784

Hawaii – 0.3%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	400	483
9.000%, 11–15–44	2,000	2,416

		2,899

Illinois – 7.9%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	2,735	2,700
5.700%, 5–1–36	2,500	2,519
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010,
6.125%, 12–1–18	1,500	1,606
Cook Cnty, IL Recovery Zone Fac Rev Bonds (Navistar Intl Corp Proj), Ser 2010,
6.500%, 10–15–40	8,000	8,496
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	2,510	2,722
IL Fin Auth Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.750%, 5–15–46	2,500	2,565
IL Fin Auth, Multi-Family Hsng Rev Bonds (St. Anthony of Lansing Proj), Ser 2012,
6.500%, 12–1–32	4,660	4,772
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–38	2,565	3,198
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C,
6.625%, 11–1–39	3,000	3,655
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	5,000	5,973
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	3,500	3,781
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	2,000	2,134

SW IL Dev Auth, Local Govt Prog Rev Bonds (Collinsville Ltd Incr Sales Tax Proj), Ser 2007,
5.350%, 3–1–31	3,440	2,975
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–18	3,895	4,968
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	1,180	1,286
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	3,470	3,552
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12–1–36	2,675	2,205
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (C)	7,385	5,787
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	2,500	2,796

		67,690

Indiana – 2.8%
City of Carmel, IN, Rev Bonds, Ser 2012A,
7.125%, 11–15–47	6,250	6,723
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	2,000	2,081
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	1,330	1,405
IN Fin Auth, Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A,
9.000%, 7–1–39	1,500	1,843
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	2,000	2,295
Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
6.500%, 2–1–30	2,000	2,231
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	3,815	4,204
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	2,740	2,965

		23,747

Iowa – 0.6%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	4,500	4,777

Kansas – 2.6%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	3,000	3,645
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A,
6.750%, 9–1–30	2,920	3,172
Cert of Part in Rental Payments for Spring Hill Golf Corp, Ser 1998A:
5.750%, 1–15–06 (B)	75	4
6.250%, 1–15–13 (B)	270	16
6.375%, 1–15–20 (B)	325	19
6.500%, 1–15–28 (B)	4,470	265
Lawrence, KS (The Bowersock Mills & Power Co Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	3,500	3,626
Lenexa, KS, Spl Oblig Tax Incr Rev Bonds (City Ctr East Proj I), Ser 2007,
6.000%, 4–1–27 (B)	4,920	2,460

Olathe, KS, Spl Oblig Tax Incr Rev Bonds (West Vlg Ctr Proj), Ser 2007:
5.450%, 9–1–22	1,655	1,162
5.500%, 9–1–26	1,000	653
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A,
6.000%, 11–15–38	3,750	3,860
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
5.000%, 12–1–16 (B)	1,276	511
5.000%, 12–1–28 (B)	1,782	714
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B – Major Multi-Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6–1–21 (C)	955	622
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006,
6.200%, 9–1–26	1,000	1,056

		21,785

Kentucky – 1.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	6,523
6.500%, 3–1–45	2,500	2,978

		9,501

Louisiana – 0.7%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,182
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	4,600	5,191

		6,373

Maryland – 0.6%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,250	1,425
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	3,000	3,346

		4,771

Massachusetts – 0.7%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
7.000%, 7–1–42	4,000	4,734
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A,
7.875%, 6–1–44	1,100	517
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C-2,
6.250%, 6–1–14	815	408

		5,659

Michigan – 5.7%
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C-1),
7.000%, 7–1–27	3,000	3,717
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7–1–33	3,500	4,383
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	1,650	1,938
7.500%, 7–1–39	1,500	1,767

Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Oblig Group), Ser 1998A,
5.750%, 9–1–17	1,100	1,101
Kent Hosp Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A,
6.250%, 7–1–40	6,000	6,244
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,060
7.450%, 10–1–41	1,000	1,061
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A,
6.500%, 12–1–40	3,000	3,141
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45	9,815	11,189
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.250%, 9–1–39	7,000	8,963
The Econ Dev Corp of Dearborn, MI, Ltd Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	1,390	1,466
7.000%, 11–15–38	2,400	2,507

		48,537

Missouri – 9.8%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	2,950	3,290
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B,
8.000%, 5–1–28	2,000	2,192
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A,
6.250%, 10–1–17	2,200	2,203
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	571
6.125%, 12–1–36	675	563
Chillicothe, MO, Tax Incr Rev Bonds (South U.S. 65 Proj), Ser 2006:
5.625%, 4–1–24	860	813
5.625%, 4–1–27	1,500	1,391
Crossings Cmnty Impvt Dist, Rev Bonds (Wildwood, MO), Ser 2006,
5.000%, 3–1–26	2,000	2,031
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	500	442
5.400%, 10–1–26	760	631
5.500%, 10–1–31	1,500	1,184
5.550%, 10–1–36	400	300
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A:
6.500%, 10–1–30	1,500	1,740
6.500%, 10–1–35	1,000	1,145
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004,
5.900%, 3–1–24	2,500	2,537
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,600	2,609
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008,
7.000%, 4–1–28 (B)	5,700	4,042
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	3,000	3,132

Liberty, MO, Tax Incr Rev Bonds (Liberty Triangle Proj), Ser 2004,
5.750%, 9–1–24	650	652
M150 and 135th Street Trans Dev Dist, Trans Sales Tax Rev Bonds (State Line Station Proj-Kansas City), Ser 2004,
6.000%, 10–1–34	2,700	2,702
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Hwy 141/Manchester Road Proj), Ser 2010,
6.875%, 11–1–39	5,000	5,410
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2004A,
5.500%, 6–1–14	2,000	2,145
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6–1–20	1,000	1,146
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	3,500	3,627
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B,
9.000%, 11–1–31	3,000	3,159
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (C)	1,500	482
0.000%, 7–15–37 (C)	2,500	760
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4–1–27 (B)	1,250	625
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	1,570	1,561
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A,
5.950%, 11–1–29	2,900	2,851
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11–1–35	2,500	2,092
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12–1–28 (B)	1,000	251
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	4,735	4,852
6.500%, 1–1–35	3,000	3,064
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,185	1,141
The Indl Dev Auth of Lee’s Summit, MO, Sr Living Fac Rev Bonds (John Knox Vlg Oblig Group), Ser 2007A,
5.125%, 8–15–32	1,000	1,015
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (B)	4,000	240
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	3,000	3,188
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	7,000	7,098

The Indl Dev Auth of St. Louis, MO, Tax Incr and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007,
5.750%, 11–1–27	1,500	1,520
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009,
7.500%, 4–1–32	3,000	3,233

		83,630

Nebraska – 1.4%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	9,000	9,765
5.000%, 9–1–42	2,000	2,122

		11,887

Nevada – 1.1%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	5,000	5,715
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	3,000	3,749

		9,464

New Hampshire – 0.0%
Lisbon Regional Sch Dist, NH, GO Cap Apprec Sch Bonds,
0.000%, 2–1–13 (C)	105	105

New Jersey – 1.0%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
5.125%, 9–15–23	2,000	2,006
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	2,500	3,143
Tob Stlmt Fin Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A,
5.000%, 6–1–41	3,980	3,622

		8,771

New York – 2.4%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A:
6.500%, 1–1–27	1,500	993
6.700%, 1–1–43	5,000	3,251
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.500%, 8–1–16 (B)	2,500	2,643
7.750%, 8–1–31 (B)	3,500	3,881
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005,
6.375%, 1–1–39	1,900	1,905
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1–1–20	1,855	1,858
7.250%, 1–1–30	1,000	1,001
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	4,740	4,746

		20,278

Ohio – 1.7%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	3,500	4,215

OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10–1–19	4,315	5,086
Summit Cnty Port Auth, OH (Cleveland – Flats East Dev Proj), Ser 2010B,
6.875%, 5–15–40	1,250	1,385
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C,
6.375%, 11–15–32	3,875	4,037

		14,723

Oklahoma – 0.8%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,066
6.000%, 11–15–38	4,550	4,626

		6,692

Oregon – 1.3%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	4,000	5,154
Port of Portland, OR, Portland Intl Arpt, Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,000	5,975

		11,129

Pennsylvania – 1.5%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	3,000	3,707
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (AsburyPA Oblig Group), Ser 2012,
5.250%, 1–1–41	3,000	3,075
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	5,000	4,321
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (B)	1,850	537
7.350%, 7–1–22 (B)	3,400	986

		12,626

Puerto Rico – 1.6%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	2,000	2,093
5.500%, 7–1–39	3,750	3,733
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.250%, 7–1–40	2,000	1,984
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	5,000	5,506

		13,316

South Carolina – 0.9%
SC Jobs – Econ Dev Auth, Rfdg Rev Bonds (The Woodlands at Furman Proj), Ser 2012A:
6.000%, 11–15–42	713	508
6.000%, 11–15–47	1,782	1,254
SC Jobs – Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A,
6.500%, 4–1–42	5,000	5,721
SC Jobs – Econ Dev Auth, Sub Cap Apprec, Rfdg Rev Bonds (The Woodlands at Furman Proj), Ser 2012B:
0.000%, 11–15–47 (C)	1,069	5

		7,488

Tennessee – 0.7%
Upper Cumberland Gas Util Dist (Cumberland Cnty, TN) Gas Sys Rev Rfdg Bonds, Ser 2005:
6.800%, 5–1–19	1,805	1,849
6.900%, 5–1–29	3,750	3,839

		5,688

Texas – 12.5%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	1,750	1,961
Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	3,500	4,598
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (C)	2,000	580
0.000%, 1–1–40 (C)	1,500	342
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A,
9.000%, 9–1–38	3,000	3,248
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	4,500	4,975
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.250%, 12–1–35	2,000	2,494
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A:
5.250%, 2–15–13	600	601
5.250%, 2–15–14	700	713
5.250%, 2–15–15	710	730
5.500%, 2–15–27	1,500	1,513
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–38	1,600	1,650
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,341
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	5,325	6,550
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr LifeCare Cmnty Proj), Ser 2005A,
6.625%, 7–1–36	6,000	6,291
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2007,
5.500%, 2–15–37	2,320	2,419
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2–15–37	4,500	4,952
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
6.875%, 12–1–24	2,000	2,149
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	1,016
6.500%, 8–15–39	1,800	2,040
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	500	570
7.750%, 6–1–39	1,200	1,394

Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	6,000	6,389
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	6,000	6,229
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11–15–39	750	840
8.250%, 11–15–44	7,000	7,871
TX Muni Gas Acquisition and Supply Corp III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	1,000	1,070
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	5,000	5,992
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH-635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,905
7.000%, 6–30–40	6,000	7,319
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	5,400	6,412
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	3,000	3,405
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8–15–41	6,445	7,012

		107,571

Utah – 0.5%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A:
5.300%, 6–1–28	2,000	2,227
5.500%, 6–1–37	2,000	2,213

		4,440

Virginia – 3.4%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A:
5.400%, 7–1–27	2,500	2,297
5.500%, 7–1–37	3,800	3,312
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	5,000	6,134
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007,
5.625%, 9–1–41	2,779	2,491
Marquis Comnty Dev Auth (VA), Rev Bonds, Ser 2007,
0.000%, 9–1–41 (C)	821	90
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. – Harbor’s Edge Proj), Ser 2004A:
6.000%, 1–1–25	1,050	1,057
6.125%, 1–1–35	3,640	3,655
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership – Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	2,330	2,294
VA Small Business Fin Auth Sr Lien Rev Bonds (95 Express Lanes LLC Proj), Ser 2012,
5.000%, 7–1–34	2,000	2,055

VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco, LLC Proj), Ser 2012,
5.500%, 1–1–42	5,000	5,427

		28,812

Washington – 1.6%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	2,250	2,614
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007:
5.625%, 12–1–25	1,500	1,604
5.750%, 12–1–28	1,510	1,622
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	4,100	4,988
WA Hsng Fin Comsn, Nonprofit Hsng Rev And Rfdg Rev Bonds (Mirabella Proj), Ser 2012 C,
5.000%, 10–1–17	2,500	2,508

		13,336

Wisconsin – 0.7%
Pub Fin Auth Sr Arpt Fac Rev and Rfdg Bonds (TrIps Oblig Group), Ser 2012B,
5.000%, 7–1–42	1,500	1,527
WI Hlth and Edu Fac Auth, Rev Bonds (Beaver Dam Cmnty Hosp, Inc. Proj), Ser 2004A,
6.500%, 8–15–26	2,000	2,061
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,144
6.125%, 6–1–39	1,000	1,138

		5,870

Wyoming – 0.5%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–38	4,000	4,520

TOTAL MUNICIPAL BONDS – 91.7%		$782,080
(Cost: $733,333)

SHORT-TERM SECURITIES
Commercial Paper – 0.2%
General Mills, Inc.,
0.260%, 1–16–13 (D)	2,000	2,000

Master Note – 0.3%
Toyota Motor Credit Corporation,
0.142%, 6–28–13 (E)	2,577	2,577

Municipal Obligations – 7.1%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.070%, 1–2–13 (E)	3,600	3,600
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.100%, 1–2–13 (E)	1,131	1,131
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.),
0.150%, 1–3–13 (E)	350	350
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (U.S. Bank, N.A.),
0.120%, 1–3–13 (E)	7,550	7,550
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank, N.A.),
0.130%, 1–3–13 (E)	3,100	3,100

LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.110%, 1–2–13 (E)	1,500	1,500
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)),
0.110%, 1–2–13 (E)	6,750	6,750
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.110%, 1–2–13 (E)	16,000	16,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.100%, 1–2–13 (E)	2,000	2,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation),
0.100%, 1–2–13 (E)	15,670	15,670
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.),
0.180%, 1–3–13 (E)	2,000	2,000
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.100%, 1–2–13 (E)	517	517

		60,168

TOTAL SHORT-TERM SECURITIES – 7.6%		$64,745
(Cost: $64,745)

TOTAL INVESTMENT SECURITIES – 99.3%		$846,825
(Cost: $798,078)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		5,995

NET ASSETS – 100.0%		$852,820

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.

(B)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)	Zero coupon bond.

(D)	Rate shown is the yield to maturity at December 31, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$782,080	$—
Short-Term Securities	—	64,745	—
Total	$—	$846,825	$—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

FHA = Federal Housing Administration

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$798,078

Gross unrealized appreciation	79,167
Gross unrealized depreciation	(30,420)
Net unrealized appreciation	$48,747

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	DECEMBER 31, 2012 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.220%, 1–28–13	$2,000	$2,000
0.980%, 7–19–13	8,000	8,000
0.800%, 9–10–13	25,550	25,550

Total Certificate Of Deposit – 3.1%		35,550
Commercial Paper
Bank of Nova Scotia:
0.190%, 1–16–13 (A)	7,750	7,750
0.210%, 2–1–13 (A)	14,200	14,197
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.160%, 1–28–13 (A)	15,000	14,998
Chicago Midway Intl Arpt, 2003 Program, Ser C (GTD by JPMorgan Chase & Co.):
0.190%, 1–9–13 (A)	23,085	23,085
0.230%, 2–12–13 (A)	4,934	4,934
Coca-Cola Company (The):
0.180%, 1–10–13 (A)	9,300	9,300
0.230%, 1–15–13 (A)	1,019	1,019
0.240%, 3–1–13 (A)	9,200	9,196
0.250%, 4–2–13 (A)	7,650	7,645
Corporacion Andina de Fomento:
0.190%, 2–4–13 (A)	1,600	1,600
0.260%, 2–19–13 (A)	2,000	1,999
0.220%, 3–11–13 (A)	6,000	5,998
0.500%, 4–2–13 (A)	31,000	30,961
0.800%, 5–28–13 (A)	15,175	15,125
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.170%, 1–31–13 (A)	12,000	11,998
John Deere Canada ULC (GTD by Deere & Company),
0.140%, 2–6–13 (A)	20,000	19,996
John Deere Financial Limited (GTD by John Deere Capital Corporation):
0.210%, 2–12–13 (A)	16,500	16,496
0.170%, 2–13–13 (A)	2,000	1,999
Kroger Co. (The),
0.400%, 1–3–13 (A)	2,000	2,000
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank, N.A.),
0.180%, 1–15–13 (A)	28,040	28,040
Muni Impvt Corp of Los Angeles, Lease Rev (GTD by JPMorgan Chase & Co.),
0.200%, 1–14–13 (A)	3,000	3,000
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.150%, 1–22–13 (A)	7,615	7,614
Peninsula Ports Auth of VA, Coal Terminal Rev Rfdg Bonds (Dominion Terminal Assoc Proj), Ser 1987-A (GTD by U.S. Bank, N.A.),
0.190%, 2–5–13 (A)	3,000	3,000
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia),
0.200%, 2–28–13 (A)	8,000	7,997
River Fuel Funding Company #3, Inc. (GTD by Bank of Nova Scotia):
0.260%, 1–31–13 (A)	20,500	20,496
0.260%, 2–15–13 (A)	7,900	7,897

River Fuel Trust #1 (GTD by Bank of Nova Scotia):
0.200%, 1–15–13 (A)	5,000	4,999
0.200%, 1–31–13 (A)	13,668	13,666
Sonoco Products Co.,
0.000%, 1–2–13 (A)	5,385	5,385
St. Jude Medical, Inc.:
0.200%, 1–4–13 (A)	18,900	18,899
0.440%, 1–15–13 (A)	2,250	2,250
0.200%, 1–16–13 (A)	2,000	2,000
0.190%, 1–18–13 (A)	33,299	33,296
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.180%, 1–8–13 (A)	2,000	2,000
0.170%, 1–28–13 (A)	3,034	3,033
0.190%, 3–5–13 (A)	4,000	3,999
0.250%, 3–5–13 (A)	15,000	14,995
0.190%, 3–19–13 (A)	5,000	4,998
Toronto-Dominion Holdings USA Inc.:
0.170%, 1–23–13 (A)	22,375	22,373
0.200%, 2–11–13 (A)	17,000	16,996
Unilever Capital Corporation,
0.420%, 1–17–13 (A)	7,000	6,999
Wisconsin Electric Power Co.:
0.190%, 1–3–13 (A)	10,000	10,000
0.210%, 1–10–13 (A)	35,116	35,114

Total Commercial Paper – 42.0%		479,342
Notes
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.390%, 2–2–13 (B)	15,500	15,500
0.330%, 2–8–13 (B)	20,365	20,365
0.330%, 3–5–13 (B)	17,500	17,500
Banco del Estado de Chile,
0.930%, 3–22–13 (B)	18,000	18,000
Bank of Nova Scotia,
0.570%, 1–22–13 (B)	5,500	5,506
BellSouth Corporation (GTD by AT&T Inc.),
3.980%, 4–26–13 (B)	36,000	36,367
EPC – Allentown, LLC, Incr Var Rate Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.210%, 1–3–13 (B)	7,965	7,965
General Electric Capital Corporation:
2.800%, 1–8–13	2,000	2,001
5.450%, 1–15–13	10,100	10,119
4.800%, 5–1–13	8,600	8,728
2.100%, 1–7–14	17,774	18,078
General Electric Company,
5.000%, 2–1–13	7,550	7,580
IBM International Group Capital LLC (GTD by International Business Machines Corporation),
0.610%, 2–26–13 (B)	11,000	11,000
John Deere Capital Corporation,
5.100%, 1–15–13	2,900	2,906
Kimberly-Clark Corporation,
4.215%, 12–19–13	24,200	25,121
Novartis Capital Corp. (GTD by Novartis AG),
1.900%, 4–24–13	7,600	7,638
P&W Holdings, LLC, Var Rate Demand Bonds, Ser 2005 (GTD by Wells Fargo Bank, N.A.),
0.210%, 1–3–13 (B)	3,765	3,765
The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.),
0.210%, 1–3–13 (B)	17,280	17,280

Toyota Motor Credit Corporation,
0.520%, 1–24–13 (B)	7,000	7,000
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.210%, 1–3–13 (B)	10,718	10,718
Wachovia Corporation,
5.500%, 5–1–13	15,400	15,657
WMC Finance USA (GTD by BHP Billiton Ltd.),
5.125%, 5–15–13	1,200	1,221

Total Notes – 23.7%		270,015

TOTAL CORPORATE OBLIGATIONS – 68.8%		$784,907
(Cost: $784,907)

MUNICIPAL OBLIGATIONS
California – 4.4%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.070%, 1–2–13 (B)	900	900
CA Infra and Econ Dev Bank, Var Rate Demand Rfdg Rev Bonds (Los Angeles Cnty Museum of Natural History Fndtn), Ser 2008A (GTD by Wells Fargo Bank, N.A.),
0.110%, 1–2–13 (B)	3,000	3,000
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation),
0.090%, 1–2–13 (B)	9,086	9,086
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.100%, 1–2–13 (B)	8,500	8,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government),
0.120%, 1–3–13 (B)	7,585	7,585
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government),
0.120%, 1–3–13 (B)	9,500	9,500
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.),
0.130%, 1–2–13 (B)	11,430	11,430

		50,001

Colorado – 2.7%
Castle Pines North Fin Corp, Var Rate Cert of Part, Ser 2009 (GTD by Wells Fargo Bank, N.A.),
0.170%, 1–3–13 (B)	2,880	2,880
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.),
0.170%, 1–2–13 (B)	14,485	14,485
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.),
0.140%, 1–3–13 (B)	7,240	7,240
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.):
0.180%, 1–3–13 (B)	2,000	2,000
0.420%, 1–3–13 (B)	800	800

Taxable Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3,
0.180%, 1–2–13 (B)	2,875	2,875

		30,280

Georgia – 1.9%
Bartow, GA Dev Auth Pollutn Ctl Rev Bonds (GA Power Co Plant Proj), First Ser 1997,
0.160%, 1–2–13 (B)	2,000	2,000
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company),
0.160%, 1–2–13 (B)	19,117	19,117
Dev Auth of Talbot Cnty, Incr Indl Dev Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (GTD by Wachovia Bank, N.A.),
0.260%, 1–3–13 (B)	525	525

		21,642

Illinois – 1.2%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank, N.A.),
0.130%, 1–3–13 (B)	7,850	7,850
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.130%, 1–2–13 (B)	5,900	5,900

		13,750

Indiana – 0.2%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Oblig Group), Ser 2009H (GTD by JPMorgan Chase Bank, N.A.),
0.140%, 1–2–13 (B)	2,665	2,665

Louisiana – 2.4%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.110%, 1–2–13 (B)	5,448	5,448
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.110%, 1–2–13 (B)	14,650	14,650
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)),
0.110%, 1–2–13 (B)	2,000	2,000
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation),
0.120%, 1–2–13 (B)	4,900	4,900

		26,998

Maryland – 0.9%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.180%, 1–2–13 (B)	10,550	10,550

Massachusetts – 1.1%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.),
0.110%, 1–3–13 (B)	12,600	12,600

Minnesota – 0.2%
Minneapolis, MN, Var Rate Demand Rev Bonds (People Serving People Proj), Ser 2000A, 0.140%, 1–2–13 (B)	1,870	1,870

Mississippi – 5.3%
MS Business Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (GTD by Wachovia Bank, N.A.), 0.210%, 1–3–13 (B)	8,919	8,919
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.100%, 1–2–13 (B)	38,365	38,365
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.100%, 1–2–13 (B)	13,430	13,430

		60,714

Missouri – 0.6%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.240%, 1–2–13 (B)	6,510	6,510

Montana – 0.4%
Great Falls, MT, Multifam Hsng Rev Bonds (Autumn Run Apt Proj), Ser 1998 (GTD by U.S. Bank, N.A.), 0.150%, 1–3–13 (B)	4,515	4,515

New York – 2.5%
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank, N.A.), 0.130%, 1–2–13 (B)	10,000	10,000
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank, N.A.), 0.130%, 1–2–13 (B)	2,016	2,016
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation), 0.140%, 1–2–13 (B)	14,000	14,000
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012 A, 0.160%, 1–2–13 (B)	3,000	3,000

		29,016

Ohio – 0.5%
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp of Columbus), Ser 1996A (GTD by U.S. Bank, N.A.), 0.130%, 1–3–13 (B)	5,870	5,870

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.), 0.120%, 1–2–13 (B)	3,595	3,595

Texas – 4.2%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.130%, 1–3–13 (B)	23,395	23,395

Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.110%, 1–2–13 (B)	10,025	10,025
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.110%, 1–2–13 (B)	14,800	14,800

		48,220

Washington – 0.2%
WA State Hsng Fin Comsn, Var Rate Demand Multifam Mtg Rev Bonds (Lake Washington Apt Proj), Ser 1996 (GTD by U.S. Bank, N.A.), 0.150%, 1–2–13 (B)	2,105	2,105

Wisconsin – 1.0%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank, N.A.), 0.130%, 1–2–13 (B)	4,530	4,530
WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank, N.A.), 0.120%, 1–2–13 (B)	6,275	6,275

		10,805

Wyoming – 0.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.100%, 1–2–13 (B)	2,369	2,369

TOTAL MUNICIPAL OBLIGATIONS – 30.2%		$344,075
(Cost: $344,075)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government): 0.170%, 1–2–13 (B)	8,491	8,491
0.170%, 1–2–13 (B)	1,333	1,333
Totem Ocean Trailer Express, Inc. (GTD by United States Government), 0.560%, 1–15–13 (B)	12,163	12,163

Total United States Government Agency Obligations – 1.9%		21,987

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 1.9%		$21,987
(Cost: $21,987)

TOTAL INVESTMENT SECURITIES – 100.9%		$1,150,969
(Cost: $1,150,969)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9%)		(10,912)

NET ASSETS – 100.0%		$1,140,057

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at December 31, 2012.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012. Date shown represents the date that the variable rate resets or the next demand date.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$784,907	$—
Municipal Obligations	—	344,075	—
United States Government Agency Obligations	—	21,987	—
Total	$—	$1,150,969	$—

There were no transfers between any levels during the period ended December 31, 2012.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,150,969

Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 27, 2013

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 27, 2013